UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06161

Allianz Funds

(Exact name of registrant as specified in charter)

1633 Broadway, New York, NY	10019
(Address of principal executive offices)	(Zip code)

Lawrence G. Altadonna

1633 Broadway New York, NY 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-739-3371

Date of fiscal year end: June 30

Date of reporting period: March 31, 2017

Allianz Funds:
AllianzGI Emerging Markets Opportunities Fund
AllianzGI Focused Growth Fund
AllianzGI Global Natural Resources Fund
AllianzGI Global Small-Cap Fund
AllianzGI Health Sciences Fund
AllianzGI Income & Growth Fund
AllianzGI Mid-Cap Fund
AllianzGI NFJ Dividend Value Fund
AllianzGI NFJ International Value Fund
AllianzGI NFJ Large-Cap Value Fund
AllianzGI NFJ Mid-Cap Value Fund
AllianzGI NFJ Small-Cap Value Fund
AllianzGI Small-Cap Blend Fund
AllianzGI Technology Fund

Item 1.	Schedules of Investments

Schedule of Investments

AllianzGI Emerging Markets Opportunities Fund

March 31, 2017 (unaudited)

	Shares	Value*

COMMON STOCK—93.3%

Brazil—3.2%
Cia de Saneamento Basico do Estado de Sao Paulo ADR	168,265	$1,751,639
Equatorial Energia S.A. (d)	44,300	831,916
Fibria Celulose S.A.	74,000	682,419
Itau Unibanco Holding S.A. ADR	112,700	1,360,289
Porto Seguro S.A.	148,076	1,343,780
Qualicorp S.A.	146,300	965,021
Smiles S.A.	58,600	1,186,750

		8,121,814

China—24.6%
Agricultural Bank of China Ltd., Class H	5,153,000	2,376,448
Air China Ltd., Class H	1,200,000	971,648
China CITIC Bank Corp., Ltd., Class H	2,272,000	1,507,444
China Construction Bank Corp., Class H	3,192,000	2,571,818
China Merchants Bank Co., Ltd., Class H	1,279,500	3,386,029
China Petroleum & Chemical Corp., Class H	8,130,000	6,617,542
China Shenhua Energy Co., Ltd., Class H	2,195,500	5,108,344
China Vanke Co., Ltd., Class H	1,167,300	3,156,987
Great Wall Motor Co., Ltd., Class H	7,133,500	8,130,015
Industrial & Commercial Bank of China Ltd., Class H	17,189,000	11,247,591
NetEase, Inc. ADR	28,545	8,106,780
Sinopec Shanghai Petrochemical Co., Ltd., Class H	4,242,000	2,354,309
Skyworth Digital Holdings Ltd.	2,172,000	1,431,963
Tencent Holdings Ltd.	210,100	6,052,877

		63,019,795

Hong Kong—5.5%
CLP Holdings Ltd.	236,500	2,475,793
Hang Seng Bank Ltd.	180,400	3,659,678
Link REIT	682,000	4,779,968
WH Group Ltd. (a)	3,508,000	3,025,019

		13,940,458

India—4.9%
Apollo Tyres Ltd. (d)	894,608	2,871,360
CESC Ltd.	77,293	1,002,283
HCL Technologies Ltd.	114,689	1,547,118
Hindalco Industries Ltd.	923,638	2,768,300
Indraprastha Gas Ltd.	31,405	492,085
Oil & Natural Gas Corp., Ltd.	676,996	1,928,937
Rural Electrification Corp., Ltd.	372,183	1,037,848
Sintex Industries Ltd. (d)	594,566	968,753

		12,616,684

Indonesia—0.9%
Bank Rakyat Indonesia Persero Tbk PT	1,381,900	1,345,581
Telekomunikasi Indonesia Persero Tbk PT	2,795,600	868,998

		2,214,579

	Shares	Value*

Korea (Republic of)—19.1%
Hyosung Corp.	14,223	$1,723,564
KB Financial Group, Inc.	65,325	2,862,963
Korea Electric Power Corp.	122,840	5,113,254
LG Uplus Corp.	364,461	4,664,500
Lotte Chemical Corp.	15,145	5,018,605
POSCO	35,450	9,207,283
Samsung Electronics Co., Ltd.	4,347	8,000,282
Shinhan Financial Group Co., Ltd.	76,929	3,205,405
SK Hynix, Inc.	153,182	6,918,771
SK Telecom Co., Ltd.	9,193	2,077,160

		48,791,787

Russian Federation—4.7%
Federal Grid Co. Unified Energy System PJSC	111,580,000	356,757
LUKOIL PJSC ADR	116,098	6,160,160
Magnitogorsk Iron & Steel OJSC GDR	53,305	453,626
Mobile TeleSystems PJSC ADR	135,100	1,490,153
Sberbank of Russia PJSC ADR	155,818	1,796,581
Severstal PJSC GDR	122,506	1,765,311

		12,022,588

South Africa—2.6%
AVI Ltd.	217,867	1,607,665
Vodacom Group Ltd.	452,660	5,123,985

		6,731,650

Taiwan—15.7%
Asustek Computer, Inc.	176,000	1,740,141
AU Optronics Corp.	2,083,000	811,400
Cathay Financial Holding Co., Ltd.	2,092,000	3,357,854
Cheng Shin Rubber Industry Co., Ltd.	266,000	549,618
Formosa Chemicals & Fibre Corp.	464,000	1,443,521
Hon Hai Precision Industry Co., Ltd.	3,836,000	11,504,500
Innolux Corp.	1,176,000	486,552
Powertech Technology, Inc.	852,000	2,479,371
Siliconware Precision Industries Co., Ltd.	545,635	890,278
Taiwan Semiconductor Manufacturing Co., Ltd.	2,701,000	16,936,980

		40,200,215

Thailand—3.1%
PTT PCL (c)	639,500	7,202,062
Thai Union Group PCL NVDR	1,259,300	784,425

		7,986,487

Turkey—3.5%
Eregli Demir ve Celik Fabrikalari TAS	1,425,343	2,314,628
Tupras Turkiye Petrol Rafinerileri AS	182,596	4,536,428
Turkiye Garanti Bankasi AS	891,133	2,173,125

		9,024,181

United Kingdom—1.7%
British American Tobacco PLC	22,671	1,491,311
Mondi PLC	121,866	2,944,448

		4,435,759

Schedule of Investments

AllianzGI Emerging Markets Opportunities Fund

March 31, 2017 (unaudited) (continued)

	Shares	Value*

United States—3.8%
Copa Holdings S.A., Class A	51,100	$5,735,975
Lear Corp.	27,334	3,869,948

		9,605,923

Total Common Stock (cost—$198,693,206)		238,711,920

PREFERRED STOCK—3.5%

Brazil—1.9%
Suzano Papel e Celulose S.A., Class A	203,600	862,370
Vale S.A.	429,800	3,872,951

		4,735,321

Russian Federation—1.6%
Surgutneftegas OJSC (c)	7,184,016	4,094,889

Total Preferred Stock (cost—$7,145,734)		8,830,210

	Principal Amount (000s)

Repurchase Agreements—2.1%
State Street Bank and Trust Co., dated 3/31/17, 0.09%, due 4/3/17, proceeds $5,423,041; collateralized by U.S. Treasury Notes, 2.00%, due 11/15/26, valued at $5,532,157 including accrued interest (cost—$5,423,000)	$5,423	5,423,000

Total Investments (cost—$211,261,940) (b)—98.9%		252,965,130

Other assets less liabilities—1.1%		2,832,489

Net Assets—100.0%		$255,797,619

Notes to Schedule of Investments:

(a)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Security with a value of $3,025,019, representing 1.2% of net assets.
(b)	Securities with an aggregate value of $192,401,845, representing 75.2% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(c)	Fair-Valued—Securities with an aggregate value of $11,296,951, representing 4.4% of net assets.
(d)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

NVDR—Non-Voting Depository Receipt

REIT—Real Estate Investment Trust

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Banks	14.7%
Oil, Gas & Consumable Fuels	13.9%
Semiconductors & Semiconductor Equipment	10.6%
Metals & Mining	8.0%
Internet Software & Services	5.5%
Electronic Equipment, Instruments & Components	5.0%
Chemicals	4.1%
Electric Utilities	3.8%
Technology Hardware, Storage & Peripherals	3.8%
Wireless Telecommunication Services	3.4%
Automobiles	3.2%
Auto Components	2.8%
Airlines	2.6%
Diversified Telecommunication Services	2.2%
Food Products	2.1%
Equity Real Estate Investment Trusts (REITs)	1.9%
Insurance	1.8%
Paper & Forest Products	1.8%
Real Estate Management & Development	1.2%
Water Utilities	0.7%
IT Services	0.6%
Tobacco	0.6%
Household Durables	0.6%
Media	0.5%
Diversified Financial Services	0.4%
Building Products	0.4%
Health Care Providers & Services	0.4%
Gas Utilities	0.2%
Repurchase Agreements	2.1%
Other assets less liabilities	1.1%

100.0%

Schedule of Investments

AllianzGI Focused Growth Fund

March 31, 2017 (unaudited)

	Shares	Value*

COMMON STOCK—99.7%

Aerospace & Defense—4.4%
Lockheed Martin Corp.	81,557	$21,824,653
United Technologies Corp.	161,305	18,100,034

		39,924,687

Auto Components—1.7%
Delphi Automotive PLC	194,500	15,655,305

Automobiles—0.7%
Tesla, Inc. (a)	21,440	5,966,752

Banks—4.1%
First Republic Bank	211,960	19,883,967
Signature Bank (a)	118,340	17,560,473

		37,444,440

Beverages—3.7%
Constellation Brands, Inc.	110,773	17,952,980
Monster Beverage Corp. (a)	209,768	9,684,989
PepsiCo, Inc.	52,040	5,821,194

		33,459,163

Biotechnology—5.8%
AbbVie, Inc.	466,010	30,365,212
Celgene Corp. (a)	180,080	22,407,354

		52,772,566

Capital Markets—1.5%
CME Group, Inc.	114,750	13,632,300

Communications Equipment—1.4%
Palo Alto Networks, Inc. (a)	109,920	12,385,786

Construction Materials—1.8%
Vulcan Materials Co.	133,480	16,081,670

Food & Staples Retailing—1.9%
Walgreens Boots Alliance, Inc.	205,435	17,061,377

Food Products—1.0%
Mondelez International, Inc., Class A	207,295	8,930,269

Health Care Equipment & Supplies—2.9%
Danaher Corp.	147,610	12,625,083
DexCom, Inc. (a)	109,685	9,293,610
Edwards Lifesciences Corp. (a)	46,824	4,404,734

		26,323,427

Health Care Providers & Services—4.4%
UnitedHealth Group, Inc.	242,695	39,804,407

Hotels, Restaurants & Leisure—1.3%
MGM Resorts International	446,610	12,237,114

Household Durables—1.3%
Newell Brands, Inc.	252,840	11,926,463

Internet & Catalog Retail—7.4%
Amazon.com, Inc. (a)	50,362	44,647,927
Expedia, Inc.	179,015	22,586,323

		67,234,250

Internet Software & Services—9.6%
Alphabet, Inc., Class A (a)	45,374	38,468,077
Facebook, Inc., Class A (a)	343,351	48,773,010

		87,241,087

	Shares	Value*

IT Services—5.6%
Square, Inc. Class A (a)	655,420	$11,325,658
Visa, Inc., Class A	443,715	39,432,952

		50,758,610

Machinery—2.5%
Fortive Corp.	369,175	22,231,718

Media—1.6%
Time Warner, Inc.	152,975	14,947,187

Multi-line Retail—1.0%
Dollar Tree, Inc. (a)	110,675	8,683,560

Oil, Gas & Consumable Fuels—2.2%
EOG Resources, Inc.	203,225	19,824,599

Pharmaceuticals—0.5%
Zoetis, Inc.	83,120	4,436,114

Road & Rail—2.5%
Union Pacific Corp.	209,765	22,218,309

Semiconductors & Semiconductor Equipment—4.7%
Applied Materials, Inc.	410,110	15,953,279
Broadcom Ltd.	123,595	27,062,361

		43,015,640

Software—9.3%
Microsoft Corp.	545,845	35,949,352
Mobileye NV (a)	344,285	21,139,099
Salesforce.com, Inc. (a)	333,000	27,469,170

		84,557,621

Specialty Retail—6.7%
Home Depot, Inc.	233,558	34,293,321
TJX Cos., Inc.	337,533	26,692,110

		60,985,431

Technology Hardware, Storage & Peripherals—6.0%
Apple, Inc.	378,015	54,305,635

Trading Companies & Distributors—2.2%
HD Supply Holdings, Inc. (a)	490,870	20,187,029

Total Common Stock (cost—$645,282,134)		904,232,516

	Principal Amount (000s)

Repurchase Agreements—0.1%
State Street Bank and Trust Co., dated 3/31/17, 0.09%, due 4/3/17, proceeds $721,005; collateralized by U.S. Treasury Notes, 2.25%, due 11/15/25, valued at $738,485 including accrued interest (cost—$721,000)	$721	721,000

Total Investments (cost—$646,003,134)—99.8%		904,953,516

Other assets less liabilities—0.2%		1,363,118

Net Assets—100.0%		$906,316,634

Notes to Schedule of Investments:

(a)	Non-income producing.

Schedule of Investments

AllianzGI Global Natural Resources Fund

March 31, 2017 (unaudited)

	Shares	Value*

COMMON STOCK—100.4%

Australia—3.3%
BHP Billiton Ltd.	62,287	$1,132,761

Brazil—1.4%
Vale S.A. ADR	52,350	497,325

Canada—7.6%
Agrium, Inc.	4,001	381,853
First Quantum Minerals Ltd.	44,019	467,713
Lundin Mining Corp. (c)	116,676	657,144
Suncor Energy, Inc.	19,646	603,186
Teck Resources Ltd., Class B	22,800	499,320

		2,609,216

Denmark—1.4%
Vestas Wind Systems A/S	5,787	470,716

France—5.3%
ArcelorMittal (c)	43,315	362,376
Arkema S.A.	5,750	566,035
Total S.A.	17,357	877,629

		1,806,040

Germany—1.5%
BASF SE	5,170	511,900

Spain—1.2%
Gamesa Corp. Tecnologica S.A.	16,790	397,164

Switzerland—5.6%
Syngenta AG (c)	1,125	496,723
Weatherford International PLC (b)(c)	211,830	1,408,669

		1,905,392

United Kingdom—10.5%
BP PLC	114,885	661,292
Glencore PLC (c)	211,855	831,224
Rio Tinto PLC	22,993	925,875
Royal Dutch Shell PLC, Class A	26,288	692,906
Royal Dutch Shell PLC, Class B	17,965	493,847

		3,605,144

United States—62.6%
Albemarle Corp.	2,490	263,044
Chemours Co.	10,400	400,400
Concho Resources, Inc. (b)(c)	8,695	1,115,916
Continental Resources, Inc. (c)	25,620	1,163,660
Ecolab, Inc. (b)	5,695	713,811
EOG Resources, Inc.	14,310	1,395,940
Fairmount Santrol Holdings, Inc. (c)	33,400	244,822
Freeport-McMoRan, Inc. (c)	41,980	560,853
Halliburton Co. (b)	23,050	1,134,291
Laredo Petroleum, Inc. (b)(c)	50,160	732,336
Mohawk Industries, Inc. (c)	1,640	376,364
Noble Corp. PLC	52,155	322,839
Parsley Energy, Inc., Class A (c)	38,307	1,245,361
Patterson-UTI Energy, Inc.	25,325	614,638
PDC Energy, Inc. (b)(c)	15,239	950,152
Pioneer Natural Resources Co.	7,893	1,469,913
ProPetro Holding Corp. (c)	12,550	161,770
Range Resources Corp. (b)	40,325	1,173,457
RPC, Inc.	36,740	672,709
Schlumberger Ltd.	11,180	873,158
SM Energy Co. (b)	32,850	789,057

	Shares	Value*

Tesla, Inc. (c)	1,285	$357,616
U.S. Silica Holdings, Inc.	35,210	1,689,728
Union Pacific Corp.	3,405	360,658
United States Steel Corp.	13,700	463,197
Valero Energy Corp.	8,270	548,218
Valvoline, Inc.	11,885	291,777
Vulcan Materials Co.	4,650	560,232
Whiting Petroleum Corp. (b)(c)	86,340	816,776

		21,462,693

Total Investments, before options written (cost—$31,318,851)—100.4%		34,398,351

	Contracts

OPTIONS WRITTEN (c)(d)—(0.3)%

Call Options—(0.3)%
Chemours Co., strike price $35.00, expires 4/21/17	104	(42,120)
Noble Corp. PLC, strike price $6.00, expires 4/21/17	521	(20,579)
Teck Resources Ltd., strike price $21.50, expires 4/13/17	228	(19,950)
Vale S.A., strike price $10.00, expires 4/21/17	378	(9,450)

Total Options Written (premiums received—$90,879)		(92,099)

Total Investments, net of options written (cost—$31,227,972) (a)—100.1%		34,306,252

Other liabilities in excess of other assets—(0.1)%		(47,405)

Net Assets—100.0%		$34,258,847

Notes to Schedule of Investments:

(a)	Securities with an aggregate value of $8,420,448, representing 24.6% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	All or partial amount segregated for the benefit of the counterparty as collateral for options written.
(c)	Non-income producing.
(d)	Exchange traded-Chicago Board Options Exchange.
(e)	Transactions in options written for the nine months ended March 31, 2017:

	Contracts	Premiums
Options outstanding, June 30, 2016	7,945	$508,803
Options written	32,370	1,795,668
Options terminated in closing transactions	(27,017)	(1,519,280)
Options expired	(12,067)	(694,312)

Options outstanding, March 31, 2017	1,231	$90,879

Schedule of Investments

AllianzGI Global Natural Resources Fund

March 31, 2017 (unaudited) (continued)

Glossary:

ADR—American Depositary Receipt

The industry classification of portfolio holdings and other liabilities in excess of other assets shown as a percentage of net assets were as follows:

Oil, Gas & Consumable Fuels	43.0%
Energy Equipment & Services	20.8%
Metals & Mining	18.7%
Chemicals	10.6%
Electrical Equipment	2.5%
Construction Materials	1.6%
Household Durables	1.1%
Road & Rail	1.1%
Automobiles	1.0%
Options Written	(0.3)%
Other liabilities in excess of other assets	(0.1)%

100.0%

Schedule of Investments

AllianzGI Global Small-Cap Fund

March 31, 2017 (unaudited)

	Shares	Value*

COMMON STOCK—96.9%

Australia—2.0%
Adelaide Brighton Ltd.	85,917	$372,569
Boral Ltd.	115,428	514,599
Challenger Ltd.	76,708	735,206
Downer EDI Ltd.	52,400	231,889
Incitec Pivot Ltd.	115,700	332,169
Independence Group NL	79,700	217,999
Mantra Group Ltd.	164,357	366,540
McMillan Shakespeare Ltd.	63,735	643,652
Sandfire Resources NL	74,700	363,710
Santos Ltd. (c)	216,214	627,435

		4,405,768

Austria—1.0%
Schoeller-Bleckmann Oilfield Equipment AG	10,893	759,803
Wienerberger AG	64,922	1,375,558

		2,135,361

Bermuda—0.9%
Essent Group Ltd. (c)	53,033	1,918,204

China—1.2%
China Everbright International Ltd.	317,000	426,907
China State Construction International Holdings Ltd.	388,000	694,533
Nexteer Automotive Group Ltd.	559,000	824,962
Sunny Optical Technology Group Co., Ltd.	53,000	387,873
YY, Inc. ADR (c)	4,890	225,478

		2,559,753

Denmark—1.1%
Ambu A/S, Class B	23,503	1,009,766
SimCorp A/S	22,380	1,347,884

		2,357,650

Finland—1.1%
Huhtamaki Oyj	30,198	1,074,628
Outotec Oyj (c)	206,491	1,252,333

		2,326,961

France—2.5%
APERAM S.A.	27,866	1,389,354
Korian S.A.	40,370	1,221,128
Nexity S.A. (c)	26,043	1,280,364
Sartorius Stedim Biotech	21,901	1,475,077

		5,365,923

Germany—3.2%
Aareal Bank AG	36,932	1,427,837
Bechtle AG	10,662	1,157,081
CANCOM SE	24,091	1,360,917
Deutsche Pfandbriefbank AG (a)	151,942	1,890,180
Hella KGaA Hueck & Co.	25,341	1,122,850

		6,958,865

Hong Kong—0.4%
Johnson Electric Holdings Ltd.	29,000	86,636
Techtronic Industries Co., Ltd.	179,000	724,642

		811,278

	Shares	Value*

Indonesia—0.4%
Jasa Marga Persero Tbk PT	1,265,200	$438,648
Waskita Beton Precast Tbk PT (c)	9,900,000	371,657

		810,305

Ireland—0.7%
Kingspan Group PLC	45,185	1,441,521

Italy—0.6%
De’ Longhi SpA	48,726	1,416,708

Japan—13.0%
Aica Kogyo Co., Ltd.	26,100	690,093
Bandai Namco Holdings, Inc.	22,200	665,460
Daifuku Co., Ltd.	83,700	2,093,454
Disco Corp.	9,700	1,481,135
Fujitsu General Ltd.	94,000	1,867,326
Gunma Bank Ltd.	274,392	1,431,482
Hoshizaki Corp.	10,400	822,036
Lion Corp.	107,000	1,928,357
MISUMI Group, Inc.	102,400	1,859,002
Mitsubishi Materials Corp.	19,000	576,705
Mitsubishi UFJ Lease & Finance Co., Ltd.	289,300	1,445,753
Morinaga Milk Industry Co., Ltd.	137,000	1,019,889
NGK Spark Plug Co., Ltd. (c)	63,100	1,446,973
Pigeon Corp. (c)	11,000	352,955
Rengo Co., Ltd.	183,800	1,064,646
Ryohin Keikaku Co., Ltd.	5,000	1,099,127
Sanwa Holdings Corp.	130,700	1,226,790
Siix Corp. (c)	10,100	408,402
Start Today Co., Ltd.	24,300	540,037
Sumco Corp.	34,600	577,966
Teijin Ltd.	80,700	1,523,813
Temp Holdings Co., Ltd.	87,000	1,631,243
Ulvac, Inc.	38,300	1,790,163
W-Scope Corp. (c)	45,100	665,743

		28,208,550

Korea (Republic of)—0.2%
Dongbu Insurance Co., Ltd.	7,060	404,132

Netherlands—2.1%
Aalberts Industries NV	47,663	1,776,667
Flow Traders (a)	40,021	1,260,055
IMCD Group NV	32,629	1,603,981

		4,640,703

Philippines—0.2%
Cosco Capital, Inc.	2,795,600	472,350

Spain—0.7%
Melia Hotels International S.A.	104,662	1,439,171

Sweden—3.4%
AAK AB	19,755	1,300,395
Fastighets AB Balder, Class B (c)	48,573	1,012,914
Indutrade AB	73,056	1,391,391
JM AB	30,494	962,967
NetEnt AB (c)	152,555	1,224,451
Nibe Industrier AB, Class B	194,273	1,552,862

		7,444,980

Schedule of Investments

AllianzGI Global Small-Cap Fund

March 31, 2017 (unaudited) (continued)

	Shares	Value*

Switzerland—2.2%
ams AG	31,077	$1,678,789
Georg Fischer AG	1,918	1,743,860
Interroll Holding AG	1,270	1,457,384

		4,880,033

Taiwan—0.5%
Ennoconn Corp.	36,113	471,973
Sinbon Electronics Co., Ltd.	207,793	510,261
Tong Yang Industry Co., Ltd.	117,000	203,224
Tung Thih Electronic Co., Ltd.	3,000	25,856

		1,211,314

United Kingdom—4.5%
ASOS PLC (c)	24,411	1,846,048
Auto Trader Group PLC (a)	230,396	1,130,753
Genus PLC	38,705	836,513
Intermediate Capital Group PLC	177,189	1,569,550
RPC Group PLC	97,370	952,865
Senior PLC	544,751	1,405,406
Spectris PLC	31,816	994,738
Tullow Oil PLC (c)	347,214	1,024,172

		9,760,045

United States—55.0%
Air Transport Services Group, Inc. (c)	88,595	1,421,950
Alcoa Corp.	37,677	1,296,089
Ameris Bancorp	34,855	1,606,815
AMERISAFE, Inc.	22,463	1,457,849
AO Smith Corp.	20,426	1,044,994
Belden, Inc.	19,910	1,377,573
Berry Plastics Group, Inc. (c)	29,901	1,452,292
BioTelemetry, Inc. (c)	40,723	1,178,931
Bright Horizons Family Solutions, Inc. (c)	21,994	1,594,345
Brooks Automation, Inc.	40,218	900,883
Brown & Brown, Inc.	36,389	1,518,149
Callon Petroleum Co. (c)	106,476	1,401,224
Cantel Medical Corp.	16,536	1,324,534
Carlisle Cos., Inc.	16,651	1,771,833
Carter’s, Inc.	10,582	950,264
CenterState Banks, Inc.	64,811	1,678,605
Charles River Laboratories International, Inc. (c)	15,971	1,436,591
Coherent, Inc. (c)	6,083	1,250,908
Colony NorthStar, Inc. REIT, Class A	114,377	1,476,607
Cooper-Standard Holdings, Inc. (c)	5,344	592,810
CoStar Group, Inc. (c)	5,044	1,045,218
Dave & Buster’s Entertainment, Inc. (c)	19,988	1,221,067
Dick’s Sporting Goods, Inc.	11,528	560,952
Eagle Bancorp, Inc. (c)	33,394	1,993,622
Energen Corp. (c)	22,658	1,233,501
Entegris, Inc. (c)	40,425	945,945
Equity LifeStyle Properties, Inc. REIT	12,611	971,804
Euronet Worldwide, Inc. (c)	9,539	815,775
Five9, Inc. (c)	62,231	1,024,322
Franklin Financial Network, Inc. (c)	33,213	1,287,004
Franklin Street Properties Corp. REIT	95,503	1,159,406
Gibraltar Industries, Inc. (c)	34,143	1,406,692
Granite Construction, Inc.	36,820	1,847,996
Hanover Insurance Group, Inc.	13,525	1,218,061
Harsco Corp. (c)	81,621	1,040,668
HD Supply Holdings, Inc. (c)	28,773	1,183,290
Herc Holdings, Inc. (c)	24,080	1,177,271
Hill-Rom Holdings, Inc.	18,273	1,290,074

	Shares	Value*

Hostess Brands, Inc. (c)	72,536	$1,151,146
Howard Hughes Corp. (c)	14,573	1,708,684
Huntsman Corp.	60,548	1,485,848
Installed Building Products, Inc. (c)	20,407	1,076,469
Itron, Inc. (c)	25,498	1,547,729
j2 Global, Inc.	11,149	935,513
Jack in the Box, Inc.	11,449	1,164,592
John Bean Technologies Corp.	14,002	1,231,476
KAR Auction Services, Inc.	38,624	1,686,710
Kilroy Realty Corp. REIT	22,110	1,593,689
Ligand Pharmaceuticals, Inc., Class B (c)	6,324	669,332
Lumentum Holdings, Inc. (c)	10,377	553,613
Macquarie Infrastructure Corp.	13,760	1,108,781
MasTec, Inc. (c)	22,359	895,478
MDU Resources Group, Inc.	60,048	1,643,514
Microsemi Corp. (c)	18,628	959,901
Middleby Corp. (c)	6,236	850,902
National Beverage Corp.	14,606	1,234,645
National Fuel Gas Co.	25,695	1,531,936
National General Holdings Corp.	50,327	1,195,770
NVR, Inc. (c)	555	1,169,318
Oasis Petroleum, Inc. (c)	66,550	949,003
ON Semiconductor Corp. (c)	74,698	1,157,072
Owens-Illinois, Inc. (c)	65,329	1,331,405
Pandora Media, Inc. (c)	32,539	384,286
Penumbra, Inc. (c)	8,825	736,446
Pinnacle Foods, Inc.	28,935	1,674,468
Pool Corp.	14,726	1,757,254
PRA Health Sciences, Inc. (c)	22,503	1,467,871
Primerica, Inc.	17,358	1,426,828
PTC, Inc. (c)	29,004	1,524,160
Retail Opportunity Investments Corp.	75,120	1,579,774
Rogers Corp. (c)	12,660	1,087,114
RPM International, Inc.	27,882	1,534,346
Sanchez Energy Corp. (c)	51,939	495,498
Seacoast Banking Corp. of Florida (c)	72,998	1,750,492
Service Corp. International	34,099	1,052,977
SLM Corp. (c)	152,718	1,847,888
Spirit Realty Capital, Inc. REIT	146,504	1,484,085
Supernus Pharmaceuticals, Inc. (c)	32,764	1,025,513
Take-Two Interactive Software, Inc. (c)	26,313	1,559,571
Texas Capital Bancshares, Inc. (c)	14,572	1,216,033
Texas Roadhouse, Inc.	29,280	1,303,838
Titan International, Inc.	93,978	971,733
TransUnion (c)	43,553	1,670,258
Tyler Technologies, Inc. (c)	9,000	1,391,040
Ultimate Software Group, Inc. (c)	6,173	1,205,031
United States Steel Corp.	18,881	638,367
Univar, Inc. (c)	39,398	1,207,943
Vail Resorts, Inc.	6,656	1,277,286
WellCare Health Plans, Inc. (c)	11,295	1,583,672
West Pharmaceutical Services, Inc.	24,430	1,993,732
Western Alliance Bancorp (c)	39,706	1,949,168
XPO Logistics, Inc. (c)	29,350	1,405,571
Yelp, Inc. (c)	17,556	574,959
Zions Bancorporation	43,150	1,812,300

		119,577,942

Total Common Stock (cost—$175,488,479)		210,547,517

Schedule of Investments

AllianzGI Global Small-Cap Fund

March 31, 2017 (unaudited) (continued)

	Shares	Value*

PREFERRED STOCK—0.8%

Germany—0.8%
Jungheinrich AG (cost—$1,605,756)	51,544	$1,710,784

	Principal Amount (000s)

Repurchase Agreements—2.7%
State Street Bank and Trust Co., dated 3/31/17, 0.09%, due 4/3/17, proceeds $5,837,044; collateralized by U.S. Treasury Notes, 2.00%, due 8/15/25, valued at $5,957,215 including accrued interest (cost—$5,837,000)	$5,837	5,837,000

Total Investments (cost—$182,931,235) (b)—100.4%		218,095,301

Liabilities in excess of other assets (d)—(0.4)%		(823,973)

Net Assets—100.0%		$217,271,328

Notes to Schedule of Investments:

(a)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $4,280,988, representing 2.0% of net assets.
(b)	Securities with an aggregate value of $84,026,414, representing 38.7% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(c)	Non-income producing.

(d)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Forward foreign currency contracts outstanding at March 31, 2017:

	Counterparty	U.S.$ Value on Origination Date	U.S.$ Value March 31, 2017	Unrealized Depreciation
Purchased:
17,374,416 Japanese Yen settling 4/3/17	Northern Trust Company	$156,826	$156,062	$(764)

Glossary:

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

Schedule of Investments

AllianzGI Global Small-Cap Fund

March 31, 2017 (unaudited) (continued)

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets were as follows:

Banks	6.8%
Machinery	6.3%
Semiconductors & Semiconductor Equipment	4.4%
Trading Companies & Distributors	3.9%
Equity Real Estate Investment Trusts (REITs)	3.8%
Health Care Equipment & Supplies	3.6%
Electronic Equipment, Instruments & Components	3.5%
Building Products	3.4%
Insurance	3.3%
Household Durables	3.3%
Software	3.2%
Hotels, Restaurants & Leisure	3.1%
Internet Software & Services	3.0%
Containers & Packaging	2.7%
Metals & Mining	2.6%
Oil, Gas & Consumable Fuels	2.6%
Chemicals	2.6%
Thrifts & Mortgage Finance	2.4%
Food Products	2.4%
Auto Components	1.9%
Real Estate Management & Development	1.8%
Health Care Providers & Services	1.8%
Professional Services	1.8%
Construction & Engineering	1.6%
IT Services	1.5%
Life Sciences Tools & Services	1.3%
Capital Markets	1.3%
Air Freight & Logistics	1.3%
Diversified Consumer Services	1.2%
Construction Materials	1.2%
Internet & Catalog Retail	1.1%
Commercial Services & Supplies	1.1%
Household Products	1.1%
Diversified Financial Services	1.0%
Consumer Finance	0.9%
Industrial Conglomerates	0.8%
Distributors	0.8%
Multi-Utilities	0.8%
Transportation Infrastructure	0.7%
Gas Utilities	0.7%
Biotechnology	0.7%
Aerospace & Defense	0.7%
Beverages	0.6%
Multi-line Retail	0.5%
Pharmaceuticals	0.5%
Textiles, Apparel & Luxury Goods	0.4%
Energy Equipment & Services	0.4%
Leisure Equipment & Products	0.3%
Specialty Retail	0.3%
Communications Equipment	0.3%
Food & Staples Retailing	0.2%
Technology Hardware, Storage & Peripherals	0.2%
Repurchase Agreements	2.7%
Liabilities in excess of other assets	(0.4)%

100.0%

Schedule of Investments

AllianzGI Health Sciences Fund

March 31, 2017 (unaudited)

	Shares	Value*

COMMON STOCK—98.1%

Biotechnology—38.4%
AbbVie, Inc.	154,306	$10,054,579
Alexion Pharmaceuticals, Inc. (b)	2,440	295,826
Alkermes PLC (b)	13,705	801,742
Amgen, Inc.	26,780	4,393,795
Biogen, Inc. (b)	2,193	599,610
BioMarin Pharmaceutical, Inc. (b)	33,034	2,899,724
Bioverativ, Inc. (b)	31,331	1,706,286
Celgene Corp. (b)	50,350	6,265,050
Eagle Pharmaceuticals, Inc. (b)	26,207	2,173,609
Exelixis, Inc. (b)	92,165	1,997,216
Genmab A/S (b)	10,386	1,998,574
Gilead Sciences, Inc.	49,876	3,387,578
Incyte Corp. (b)	59,393	7,939,062
La Jolla Pharmaceutical Co. (b)	8,935	266,710
Portola Pharmaceuticals, Inc. (b)	29,265	1,146,895
Regeneron Pharmaceuticals, Inc. (b)	8,625	3,342,274
Shire PLC	69,895	4,072,580
Shire PLC ADR	19,792	3,448,360
TESARO, Inc. (b)	10,895	1,676,414
Vertex Pharmaceuticals, Inc. (b)	40,220	4,398,057

		62,863,941

Diversified Consumer Services—0.5%
Service Corp. International	27,290	842,715

Food & Staples Retailing—1.9%
Walgreens Boots Alliance, Inc.	36,925	3,066,621

Health Care Equipment & Supplies—14.9%
Abbott Laboratories	49,893	2,215,748
ABIOMED, Inc. (b)	7,138	893,678
Baxter International, Inc.	17,376	901,119
Boston Scientific Corp. (b)	161,762	4,023,021
CR Bard, Inc.	6,620	1,645,335
IDEXX Laboratories, Inc. (b)	6,555	1,013,469
K2M Group Holdings, Inc. (b)	49,585	1,016,988
Medtronic PLC	84,677	6,821,579
Teleflex, Inc.	7,175	1,390,013
Zimmer Biomet Holdings, Inc.	36,312	4,434,058

		24,355,008

Health Care Providers & Services—14.5%
Aetna, Inc.	28,160	3,591,808
Cardinal Health, Inc.	22,575	1,840,991
Centene Corp. (b)	28,875	2,057,633
Henry Schein, Inc. (b)	12,220	2,077,033
Humana, Inc.	9,705	2,000,589
UnitedHealth Group, Inc.	74,361	12,195,948

		23,764,002

Life Sciences Tools & Services—1.0%
Thermo Fisher Scientific, Inc.	10,210	1,568,256

Pharmaceuticals—26.9%
Allergan PLC	10,951	2,616,413
AstraZeneca PLC ADR	69,010	2,148,971
Bristol-Myers Squibb Co.	95,245	5,179,423
Catalent, Inc. (b)	55,608	1,574,819
Eli Lilly & Co.	19,440	1,635,098
Johnson & Johnson	73,547	9,160,279
Medicines Co. (b)	21,872	1,069,541
Merck & Co., Inc.	80,572	5,119,545

	Shares	Value*

Novartis AG ADR	20,278	$1,506,047
Novo Nordisk A/S, Class B	12,715	436,619
Pfizer, Inc.	201,429	6,890,886
Roche Holding AG	18,335	4,688,876
Zoetis, Inc.	37,695	2,011,782

		44,038,299

Total Common Stock (cost—$141,118,886)		160,498,842

	Principal Amount (000s)

Repurchase Agreements—1.6%
State Street Bank and Trust Co., dated 3/31/17, 0.09%, due 4/3/17, proceeds $2,604,020; collateralized by U.S. Treasury Notes, 2.25%, due 11/15/25, valued at $2,659,545 including accrued interest (cost—$2,604,000)	$2,604	2,604,000

Total Investments (cost—$143,722,886) (a)—99.7%		163,102,842

Other assets less liabilities—0.3%		440,161

Net Assets—100.0%		$163,543,003

Notes to Schedule of Investments:

(a)	Securities with an aggregate value of $11,196,649, representing 6.8% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

Schedule of Investments

AllianzGI Income & Growth Fund

March 31, 2017 (unaudited)

	Shares	Value*

COMMON STOCK—34.2%

Advertising—0.0%
Affinion Group Holdings, Inc. Class A (a)(d)(h)(i) (acquisition cost—$1,422,157; purchased 11/9/15—11/12/15)	80,205	$1,265,635

Aerospace & Defense—1.1%
Boeing Co. (f)	143,200	25,326,352
United Technologies Corp.	78,104	8,764,050

		34,090,402

Apparel & Textiles—0.0%
Quiksilver, Inc. (d)(i)	2,328	50,005

Automobiles—0.8%
Fiat Chrysler Automobiles NV (i)	1,129,182	12,341,959
Ford Motor Co.	1,199,700	13,964,508

		26,306,467

Banks—1.1%
Bank of America Corp. (f)	993,600	23,439,024
Wells Fargo & Co.	181,400	10,096,724

		33,535,748

Beverages—1.2%
Coca-Cola Co.	336,200	14,268,328
PepsiCo, Inc. (f)	193,600	21,656,096

		35,924,424

Biotechnology—2.6%
AbbVie, Inc.	365,700	23,829,012
Amgen, Inc. (f)	151,300	24,823,791
Biogen, Inc. (i)	54,800	14,983,416
Bioverativ, Inc. (i)	27,400	1,492,204
Gilead Sciences, Inc.	239,250	16,249,860

		81,378,283

Building Products—0.5%
Johnson Controls International PLC	370,382	15,600,490

Chemicals—1.0%
Chemours Co.	318,500	12,262,250
Monsanto Co.	179,600	20,330,720

		32,592,970

Construction & Engineering—0.4%
Fluor Corp.	209,800	11,039,676

Diversified Telecommunication Services—0.4%
Intelsat S.A. (i)	121,250	503,188
Verizon Communications, Inc.	211,200	10,296,000

		10,799,188

Electronic Equipment, Instruments & Components—0.8%
Amphenol Corp., Class A	144,900	10,312,533
Corning, Inc. (f)	557,900	15,063,300

		25,375,833

Energy Equipment & Services—0.6%
National Oilwell Varco, Inc.	93,000	3,728,370
Schlumberger Ltd.	172,400	13,464,440

		17,192,810

Food & Staples Retailing—1.8%
Costco Wholesale Corp.	111,600	18,714,204
Kroger Co.	472,000	13,919,280
Walgreens Boots Alliance, Inc.	286,600	23,802,130

		56,435,614

	Shares	Value*

Food Products—0.2%
Archer-Daniels-Midland Co.	159,650	$7,350,286

Health Care Equipment & Supplies—0.5%
Baxter International, Inc.	300,200	15,568,372

Health Care Providers & Services—1.3%
McKesson Corp.	114,300	16,946,118
UnitedHealth Group, Inc. (f)	137,300	22,518,573

		39,464,691

Hotels, Restaurants & Leisure—1.4%
McDonald’s Corp. (f)	125,400	16,253,094
MGM Resorts International	348,551	9,550,297
Starbucks Corp.	325,600	19,011,784

		44,815,175

Household Durables—0.3%
Lennar Corp., Class A (f)	170,434	8,724,516

Household Products—0.6%
Procter & Gamble Co. (f)	191,500	17,206,275

Industrial Conglomerates—0.9%
3M Co. (f)	88,300	16,894,439
General Electric Co.	326,200	9,720,760

		26,615,199

Insurance—0.6%
Prudential Financial, Inc.	173,600	18,519,648

Internet & Catalog Retail—1.0%
Amazon.com, Inc. (i)	34,800	30,851,592

Internet Software & Services—2.5%
Alibaba Group Holding Ltd. ADR (f)(i)	154,100	16,616,603
Alphabet, Inc., Class A (f)(i)	35,400	30,012,120
Facebook, Inc., Class A (f)(i)	217,000	30,824,850

		77,453,573

IT Services—1.2%
International Business Machines Corp.	92,200	16,055,708
Visa, Inc., Class A (f)	236,600	21,026,642

		37,082,350

Machinery—1.0%
AGCO Corp.	208,700	12,559,566
Deere & Co. (f)	123,300	13,422,438
Joy Global, Inc.	166,700	4,709,275

		30,691,279

Media—1.7%
Comcast Corp., Class A	629,800	23,674,182
LiveStyle, Inc. (d)(i)	202,319	20
Postmedia Network Canada Corp. (d)(i)	1,018,823	2,190,470
Walt Disney Co.	238,900	27,088,871

		52,953,543

Metals & Mining—0.2%
ArcelorMittal (i)	541,834	4,524,314
Freeport-McMoRan, Inc. (i)	113,100	1,511,016

		6,035,330

Multi-line Retail—0.5%
Target Corp.	299,900	16,551,481

Schedule of Investments

AllianzGI Income & Growth Fund

March 31, 2017 (unaudited) (continued)

	Shares	Value*

Oil, Gas & Consumable Fuels—0.9%
Arch Coal, Inc., Class A (i)	1,858	$128,091
Chesapeake Energy Corp. (i)	1,250,759	7,429,508
Energy XXI Gulf Coast, Inc. (i)	44,964	1,347,571
Hercules Offshore, Inc. (d)(i)	174,935	197,677
Linn Energy, Inc. (c)(i)	25,527	740,283
Occidental Petroleum Corp.	94,700	6,000,192
Stone Energy Corp. (i)	98,625	2,153,970
Valero Energy Corp.	165,000	10,937,850

		28,935,142

Pharmaceuticals—0.4%
Bristol-Myers Squibb Co.	242,700	13,198,026

Road & Rail—0.7%
Union Pacific Corp.	196,100	20,770,912

Semiconductors—0.0%
GT Advanced Technologies, Inc. (d)(i)	463	10,552

Semiconductors & Semiconductor Equipment—2.0%
Broadcom Ltd.	24,100	5,276,936
Intel Corp. (f)	665,900	24,019,013
QUALCOMM, Inc.	237,700	13,629,718
Texas Instruments, Inc. (f)	246,400	19,849,984

		62,775,651

Software—1.9%
Adobe Systems, Inc. (i)	84,000	10,930,920
Microsoft Corp. (f)	515,500	33,950,830
Oracle Corp.	351,700	15,689,337

		60,571,087

Specialty Retail—0.9%
Home Depot, Inc. (f)	188,300	27,648,089

Technology Hardware, Storage & Peripherals—1.1%
Apple, Inc. (f)	244,200	35,081,772
Western Digital Corp.	1,953	161,181

		35,242,953

Trading Companies & Distributors—0.1%
WESCO International, Inc. (i)	54,455	3,787,345

Total Common Stock (cost—$1,239,413,787)		1,064,410,612

	Principal Amount (000s)

CORPORATE BONDS & NOTES—31.1%

Advertising—0.1%
Affinion Group, Inc.,
7.875%, 12/15/18	$3,820	3,385,475

Aerospace & Defense—0.7%
Arconic, Inc.,
5.90%, 2/1/27	2,795	3,006,162
KLX, Inc. (a)(b),
5.875%, 12/1/22	8,435	8,730,225
Kratos Defense & Security Solutions, Inc.,
7.00%, 5/15/19	3,263	3,279,315
TransDigm, Inc.,
6.50%, 5/15/25	5,700	5,764,125

		20,779,827

	Principal Amount (000s)	Value*

Apparel & Textiles—0.0%
Quicksilver, Inc. (c)(d),
10.00%, 8/1/20	$1,000	$—

Auto Components—0.5%
American Axle & Manufacturing, Inc.,
6.625%, 10/15/22	5,265	5,449,275
Commercial Vehicle Group, Inc.,
7.875%, 4/15/19	9,276	9,299,190
Goodyear Tire & Rubber Co.,
5.125%, 11/15/23	1,850	1,929,781

		16,678,246

Auto Manufacturers—0.2%
Navistar International Corp.,
8.25%, 11/1/21	6,153	6,183,703

Building Materials—0.2%
Builders FirstSource, Inc. (a)(b),
5.625%, 9/1/24	7,415	7,554,031

Chemicals—1.3%
Chemours Co.,
6.625%, 5/15/23	7,000	7,455,000
7.00%, 5/15/25	7,520	8,132,880
Kraton Polymers LLC (a)(b),
7.00%, 4/15/25	4,000	4,070,000
Platform Specialty Products Corp. (a)(b),
6.50%, 2/1/22	8,445	8,803,912
Tronox Finance LLC (a)(b),
7.50%, 3/15/22	7,055	7,301,925
Univar USA, Inc. (a)(b),
6.75%, 7/15/23	4,665	4,863,263

		40,626,980

Coal—0.2%
CONSOL Energy, Inc.,
5.875%, 4/15/22	5,530	5,495,438

Commercial Services—1.6%
Cardtronics, Inc.,
5.125%, 8/1/22	3,105	3,159,338
5.50%, 5/1/25	2,490	2,527,350
Cenveo Corp. (a)(b),
6.00%, 8/1/19	3,060	2,539,800
6.00%, 5/15/24	8,116	7,101,500
8.50%, 9/15/22	1,520	942,400
Gartner, Inc. (a)(b),
5.125%, 4/1/25	3,890	3,972,662
Hertz Corp.,
5.50%, 10/15/24 (a)(b)	5,215	4,556,606
6.75%, 4/15/19	1,366	1,369,415
Monitronics International, Inc.,
9.125%, 4/1/20	6,450	6,268,626
RR Donnelley & Sons Co.,
6.00%, 4/1/24	3,195	2,991,319
7.00%, 2/15/22	5,500	5,610,000
United Rentals North America, Inc.,
5.50%, 7/15/25	7,835	8,099,431

		49,138,447

Computers—0.5%
Diamond 1 Finance Corp. (a)(b),
7.125%, 6/15/24	5,945	6,575,235
DynCorp International, Inc., PIK,
11.875%, 11/30/20	692	664,756

Schedule of Investments

AllianzGI Income & Growth Fund

March 31, 2017 (unaudited) (continued)

	Principal Amount (000s)	Value*

Harland Clarke Holdings Corp. (a)(b),
9.25%, 3/1/21	$7,620	$7,439,025
Unisys Corp.,
6.25%, 8/15/17	1,636	1,657,432

		16,336,448

Containers & Packaging—0.0%
Owens-Brockway Glass Container, Inc. (a)(b),
5.00%, 1/15/22	725	748,563

Distribution/Wholesale—0.5%
H&E Equipment Services, Inc.,
7.00%, 9/1/22	6,015	6,338,306
HD Supply, Inc. (a)(b),
5.75%, 4/15/24	3,455	3,642,606
Park-Ohio Industries, Inc.,
8.125%, 4/1/21	3,795	3,916,706

		13,897,618

Diversified Financial Services—1.5%
Affinion International Holdings Ltd., PIK (a)(b)(h), 7.50%, 7/30/18 (acquisition cost—$809,455; purchased 11/10/15—11/1/16)	938	914,760
Ally Financial, Inc.,
5.75%, 11/20/25	4,280	4,397,700
8.00%, 3/15/20	2,995	3,369,375
Community Choice Financial, Inc.,
10.75%, 5/1/19	7,165	6,215,637
Energizer Holdings, Inc. (a)(b),
5.50%, 6/15/25	5,545	5,669,762
Nationstar Mortgage LLC,
7.875%, 10/1/20	5,105	5,296,438
9.625%, 5/1/19	4,260	4,379,813
Navient Corp.,
6.625%, 7/26/21	820	850,750
7.25%, 9/25/23	3,575	3,610,750
8.45%, 6/15/18	3,920	4,184,600
Springleaf Finance Corp.,
6.90%, 12/15/17	3,530	3,634,841
8.25%, 10/1/23	4,360	4,616,150

		47,140,576

Electric Utilities—0.5%
Calpine Corp.,
5.75%, 1/15/25	6,140	6,123,913
NRG Energy, Inc.,
6.25%, 5/1/24	7,748	7,762,527
Talen Energy Supply LLC,
6.50%, 6/1/25	3,365	2,868,663

		16,755,103

Electrical Equipment—0.1%
Anixter, Inc.,
5.125%, 10/1/21	1,470	1,536,150

Electronics—0.3%
Kemet Corp.,
10.50%, 5/1/18	10,015	10,066,327

Energy-Alternate Sources—0.1%
TerraForm Power Operating LLC (a)(b)(g),
6.375%, 2/1/23	3,410	3,559,188

	Principal Amount (000s)	Value*

Engineering & Construction—0.3%
AECOM,
5.875%, 10/15/24	$8,550	$9,127,125

Entertainment—0.5%
AMC Entertainment Holdings, Inc. (a)(b),
6.125%, 5/15/27	2,400	2,427,000
Cedar Fair L.P.,
5.375%, 6/1/24	5,900	6,077,000
International Game Technology PLC (a)(b),
6.25%, 2/15/22	6,340	6,799,650

		15,303,650

Equity Real Estate Investment Trusts (REITs)—0.1%
CyrusOne L.P. (a)(b),
5.00%, 3/15/24	795	818,850
5.375%, 3/15/27	1,190	1,204,875

		2,023,725

Food & Beverage—0.8%
Albertsons Cos. LLC (a)(b),
6.625%, 6/15/24	2,250	2,306,250
Lamb Weston Holdings, Inc. (a)(b),
4.875%, 11/1/26	4,955	5,066,488
Post Holdings, Inc. (a)(b),
5.75%, 3/1/27	6,400	6,416,000
7.75%, 3/15/24	4,455	4,934,848
SUPERVALU, Inc.,
6.75%, 6/1/21	7,400	7,400,000

		26,123,586

Healthcare-Products—0.4%
Hill-Rom Holdings, Inc. (a)(b),
5.00%, 2/15/25	3,450	3,454,313
Hologic, Inc. (a)(b),
5.25%, 7/15/22	3,635	3,825,837
Teleflex, Inc.,
5.25%, 6/15/24	4,820	4,940,500

		12,220,650

Healthcare-Services—2.0%
Centene Corp.,
4.75%, 1/15/25	3,135	3,160,488
Community Health Systems, Inc.,
6.25%, 3/31/23	1,985	2,032,144
6.875%, 2/1/22	2,500	2,150,000
7.125%, 7/15/20	4,970	4,572,400
8.00%, 11/15/19	5,730	5,636,887
DaVita, Inc.,
5.125%, 7/15/24	6,860	6,941,462
Envision Healthcare Corp. (a)(b),
5.125%, 7/1/22	5,785	5,916,956
6.25%, 12/1/24	2,420	2,547,050
HCA, Inc.,
7.50%, 2/15/22	8,185	9,382,056
Kindred Healthcare, Inc.,
6.375%, 4/15/22	6,493	6,079,071
8.75%, 1/15/23	2,630	2,646,438
Select Medical Corp.,
6.375%, 6/1/21	4,550	4,618,250
Tenet Healthcare Corp.,
8.125%, 4/1/22	7,010	7,342,975

		63,026,177

Schedule of Investments

AllianzGI Income & Growth Fund

March 31, 2017 (unaudited) (continued)

	Principal Amount (000s)	Value*

Home Builders—1.1%
Beazer Homes USA, Inc.,
7.25%, 2/1/23	$2,810	$2,915,375
8.75%, 3/15/22 (a)(b)	1,880	2,063,300
Brookfield Residential Properties, Inc. (a)(b),
6.125%, 7/1/22	5,000	5,175,000
6.50%, 12/15/20	8,735	9,073,481
CalAtlantic Group, Inc.,
5.875%, 11/15/24	2,295	2,418,356
8.375%, 5/15/18	4,650	4,975,500
KB Home,
8.00%, 3/15/20	5,535	6,171,525

		32,792,537

Household Products/Wares—0.1%
Spectrum Brands, Inc.,
5.75%, 7/15/25	3,165	3,362,813

Insurance—0.1%
CNO Financial Group, Inc.,
5.25%, 5/30/25	4,025	4,148,286

Internet—0.3%
Mood Media Corp. (a)(b),
9.25%, 10/15/20	1,910	1,327,450
Symantec Corp. (a)(b),
5.00%, 4/15/25	4,000	4,097,840
Zayo Group LLC (a)(b),
5.75%, 1/15/27	3,710	3,922,583

		9,347,873

Internet & Catalog Retail—0.2%
Netflix, Inc.,
5.875%, 2/15/25	4,655	5,015,763

Iron/Steel—0.9%
AK Steel Corp.,
7.00%, 3/15/27	1,640	1,642,050
7.50%, 7/15/23	3,475	3,787,750
8.375%, 4/1/22	5,270	5,497,269
ArcelorMittal,
10.60%, 6/1/19	6,285	7,416,928
Steel Dynamics, Inc.,
5.50%, 10/1/24	1,270	1,330,325
United States Steel Corp. (a)(b),
8.375%, 7/1/21	8,060	8,966,750

		28,641,072

Lodging—0.2%
MGM Resorts International,
6.625%, 12/15/21	500	555,000
Wynn Las Vegas LLC (a)(b),
5.50%, 3/1/25	4,495	4,579,281

		5,134,281

Machinery-Construction & Mining—0.2%
Terex Corp. (a)(b),
5.625%, 2/1/25	4,775	4,852,594

Machinery-Diversified—0.2%
Case New Holland Industrial, Inc.,
7.875%, 12/1/17	1,750	1,817,813
Zebra Technologies Corp.,
7.25%, 10/15/22	4,330	4,692,637

		6,510,450

	Principal Amount (000s)	Value*

Media—2.2%
Cablevision Systems Corp.,
8.00%, 4/15/20	$6,250	$6,937,500
8.625%, 9/15/17	4,020	4,135,575
CCO Holdings LLC,
5.125%, 5/1/27 (a)(b)	1,625	1,640,234
5.50%, 5/1/26 (a)(b)	2,500	2,593,750
5.75%, 1/15/24	6,915	7,208,888
Clear Channel Worldwide Holdings, Inc., Ser. B,
6.50%, 11/15/22	6,610	6,895,023
DISH DBS Corp.,
5.875%, 7/15/22	4,880	5,139,226
6.75%, 6/1/21	6,000	6,491,250
Gray Television, Inc. (a)(b),
5.875%, 7/15/26	8,235	8,399,700
LIN Television Corp.,
5.875%, 11/15/22	6,210	6,458,400
LiveStyle, Inc. (a)(b)(c)(h),
9.625%, 2/1/19 (acquisition cost—$7,064,138; purchased 1/31/14—10/7/15)	7,628	76,280
McClatchy Co.,
9.00%, 12/15/22	7,035	7,333,987
Mediacom Broadband LLC,
6.375%, 4/1/23	2,700	2,841,750
Nexstar Broadcasting, Inc. (a)(b),
5.625%, 8/1/24	1,000	1,017,500

		67,169,063

Mining—0.6%
Alcoa Nederland Holding BV (a)(b),
6.75%, 9/30/24	4,205	4,530,888
7.00%, 9/30/26	950	1,037,875
Freeport-McMoRan, Inc.,
3.875%, 3/15/23	6,250	5,778,875
Hudbay Minerals, Inc. (a)(b),
7.25%, 1/15/23	1,515	1,613,475
7.625%, 1/15/25	3,530	3,847,700
Joseph T. Ryerson & Son, Inc. (a)(b),
11.00%, 5/15/22	1,500	1,691,250

		18,500,063

Miscellaneous Manufacturing—0.3%
Koppers, Inc. (a)(b),
6.00%, 2/15/25	3,600	3,726,000
Trinseo Materials Operating SCA (a)(b),
6.75%, 5/1/22	4,665	4,927,406

		8,653,406

Oil, Gas & Consumable Fuels—3.5%
BreitBurn Energy Partners L.P. (c),
7.875%, 4/15/22	1,870	1,131,350
8.625%, 10/15/20	5,475	3,285,000
Callon Petroleum Co. (a)(b),
6.125%, 10/1/24	3,280	3,427,600
Calumet Specialty Products Partners L.P.,
6.50%, 4/15/21	9,925	8,448,656
Carrizo Oil & Gas, Inc.,
6.25%, 4/15/23	1,735	1,748,013
Chesapeake Energy Corp.,
6.625%, 8/15/20	6,055	6,077,706
8.00%, 1/15/25 (a)(b)	2,465	2,474,244

Schedule of Investments

AllianzGI Income & Growth Fund

March 31, 2017 (unaudited) (continued)

	Principal Amount (000s)	Value*

Cobalt International Energy, Inc. (a)(b),
7.75%, 12/1/23	$9,216	$4,654,080
10.75%, 12/1/21	11,500	10,925,000
Continental Resources, Inc.,
5.00%, 9/15/22	3,285	3,330,169
CVR Refining LLC,
6.50%, 11/1/22	4,525	4,581,563
EP Energy LLC,
9.375%, 5/1/20	8,765	8,304,837
Laredo Petroleum, Inc.,
7.375%, 5/1/22	2,490	2,595,825
Oasis Petroleum, Inc.,
6.875%, 3/15/22	5,705	5,861,887
Permian Resources LLC (a)(b),
7.375%, 11/1/21	5,000	4,075,000
Range Resources Corp.,
4.875%, 5/15/25	7,750	7,459,375
Rice Energy, Inc.,
6.25%, 5/1/22	8,045	8,326,575
Sanchez Energy Corp.,
6.125%, 1/15/23	6,240	5,818,800
Stone Energy Corp.,
7.50%, 5/31/22	1,168	1,144,573
Sunoco L.P.,
6.375%, 4/1/23	9,115	9,297,300
Vanguard Natural Resources LLC (c),
7.875%, 4/1/20	7,305	4,456,050
Weatherford International Ltd.,
8.25%, 6/15/23	2,170	2,365,300

		109,788,903

Paper & Forest Products—0.2%
Mercer International, Inc.,
7.75%, 12/1/22	6,880	7,398,064

Pharmaceuticals—0.8%
Endo Finance LLC (a)(b),
5.375%, 1/15/23	8,010	6,953,641
Horizon Pharma, Inc.,
6.625%, 5/1/23	8,115	7,993,275
Valeant Pharmaceuticals International, Inc. (a)(b),
6.125%, 4/15/25	6,280	4,859,150
7.50%, 7/15/21	6,450	5,676,000

		25,482,066

Pipelines—0.7%
Crestwood Midstream Partners L.P. (a)(b),
5.75%, 4/1/25	2,790	2,856,263
Energy Transfer Equity L.P.,
5.875%, 1/15/24	5,259	5,613,982
Sabine Pass Liquefaction LLC,
5.75%, 5/15/24	5,648	6,165,001
Tesoro Logistics L.P.,
6.125%, 10/15/21	2,715	2,847,356
6.25%, 10/15/22	4,800	5,094,000

		22,576,602

Real Estate—0.6%
Equinix, Inc.,
5.375%, 1/1/22	3,855	4,076,663

	Principal Amount (000s)	Value*

iStar, Inc.,
7.125%, 2/15/18	$3,805	$3,952,444
Kennedy-Wilson, Inc.,
5.875%, 4/1/24	6,758	6,952,292
Uniti Group, Inc.,
8.25%, 10/15/23	4,805	5,093,300

		20,074,699

Retail—0.7%
Conn’s, Inc.,
7.25%, 7/15/22	7,620	6,457,950
Dollar Tree, Inc.,
5.75%, 3/1/23	7,915	8,469,050
Neiman Marcus Group Ltd. LLC (a)(b),
8.00%, 10/15/21	6,810	4,134,487
Rite Aid Corp.,
9.25%, 3/15/20	3,000	3,086,250

		22,147,737

Semiconductors—1.0%
Advanced Micro Devices, Inc.,
7.00%, 7/1/24	2,000	2,140,000
7.50%, 8/15/22	1,670	1,857,875
Amkor Technology, Inc.,
6.375%, 10/1/22	6,010	6,227,862
Micron Technology, Inc.,
5.875%, 2/15/22	6,400	6,712,000
Qorvo, Inc.,
7.00%, 12/1/25	6,945	7,708,950
Sensata Technologies BV (a)(b),
5.625%, 11/1/24	5,810	6,078,713

		30,725,400

Software—1.3%
Activision Blizzard, Inc. (a)(b),
6.125%, 9/15/23	3,770	4,082,443
Camelot Finance S.A. (a)(b),
7.875%, 10/15/24	4,550	4,834,329
First Data Corp. (a)(b),
7.00%, 12/1/23	7,115	7,648,625
j2 Cloud Services LLC,
8.00%, 8/1/20	5,380	5,564,937
MSCI, Inc. (a)(b),
5.25%, 11/15/24	5,620	5,943,150
Open Text Corp. (a)(b),
5.625%, 1/15/23	6,695	6,996,275
SS&C Technologies Holdings, Inc.,
5.875%, 7/15/23	4,375	4,648,438

		39,718,197

Specialty Retail—0.1%
L Brands, Inc.,
6.875%, 11/1/35	3,190	3,094,300

Telecommunications—3.2%
CenturyLink, Inc., Ser. W,
6.75%, 12/1/23	2,000	2,092,500
Cincinnati Bell, Inc. (a)(b),
7.00%, 7/15/24	4,110	4,320,638
CommScope Technologies LLC (a)(b),
5.00%, 3/15/27	3,200	3,203,040
6.00%, 6/15/25	5,170	5,441,425
Consolidated Communications, Inc.,
6.50%, 10/1/22	7,940	7,662,100

Schedule of Investments

AllianzGI Income & Growth Fund

March 31, 2017 (unaudited) (continued)

	Principal Amount (000s)	Value*

Frontier Communications Corp.,
10.50%, 9/15/22	$9,315	$9,478,012
GTT Escrow Corp. (a)(b),
7.875%, 12/31/24	3,835	3,988,400
Hughes Satellite Systems Corp.,
7.625%, 6/15/21	8,640	9,558,000
Intelsat Jackson Holdings S.A.,
5.50%, 8/1/23	3,500	2,891,875
7.25%, 4/1/19	5,005	4,798,544
Level 3 Financing, Inc.,
5.375%, 5/1/25	5,765	5,880,300
Sprint Communications, Inc.,
6.00%, 11/15/22	3,925	4,023,125
8.375%, 8/15/17	4,250	4,348,812
11.50%, 11/15/21	4,360	5,493,600
Sprint Corp.,
7.125%, 6/15/24	2,250	2,407,500
T-Mobile USA, Inc.,
6.625%, 4/1/23	4,000	4,278,720
6.836%, 4/28/23	6,405	6,869,362
West Corp. (a)(b),
5.375%, 7/15/22	7,935	7,825,894
Windstream Services LLC,
7.50%, 6/1/22	3,475	3,388,125
7.50%, 4/1/23	2,125	2,008,125

		99,958,097

Transportation—0.2%
Erickson, Inc. (c),
8.25%, 5/1/20	9,346	280,380
XPO Logistics, Inc. (a)(b),
6.125%, 9/1/23	2,045	2,134,469
6.50%, 6/15/22	4,245	4,473,169

		6,888,018

Total Corporate Bonds & Notes (cost—$1,000,146,106)		969,687,317

CONVERTIBLE BONDS—23.5%

Apparel & Textiles—0.1%
Iconix Brand Group, Inc.,
1.50%, 3/15/18	4,185	3,975,750

Auto Manufacturers—0.8%
Tesla, Inc.,
0.25%, 3/1/19	10,280	10,318,550
1.25%, 3/1/21	14,665	14,454,191

		24,772,741

Biotechnology—1.1%
Acorda Therapeutics, Inc.,
1.75%, 6/15/21	945	807,975
Aegerion Pharmaceuticals, Inc.,
2.00%, 8/15/19	5,500	4,455,000
BioMarin Pharmaceutical, Inc.,
0.75%, 10/15/18	7,730	8,768,719
1.50%, 10/15/20	1,000	1,185,625
Illumina, Inc.,
0.50%, 6/15/21	7,500	7,804,687
Innoviva, Inc.,
2.125%, 1/15/23	1,360	1,290,300

	Principal Amount (000s)	Value*

Intercept Pharmaceuticals, Inc.,
3.25%, 7/1/23	$4,000	$3,747,500
Ionis Pharmaceuticals, Inc.,
1.00%, 11/15/21	5,320	5,137,125

		33,196,931

Building Materials—0.3%
Cemex S.A.B de C.V.,
3.75%, 3/15/18	7,905	9,263,672

Commercial Services—0.6%
Huron Consulting Group, Inc.,
1.25%, 10/1/19	7,480	6,970,425
Macquarie Infrastructure Corp.,
2.00%, 10/1/23	3,410	3,358,850
2.875%, 7/15/19	5,500	6,177,187
Square, Inc. (a)(b),
0.375%, 3/1/22	3,255	3,393,338

		19,899,800

Computers—0.2%
Brocade Communications Systems, Inc.,
1.375%, 1/1/20	4,450	4,511,187

Diversified Financial Services—0.5%
Blackhawk Network Holdings, Inc. (a)(b),
1.50%, 1/15/22	8,050	8,628,594
Encore Capital Group, Inc.,
2.875%, 3/15/21	6,960	6,107,400
3.25%, 3/15/22 (a)(b)	1,970	1,819,787

		16,555,781

Electric Utilities—0.1%
NRG Yield, Inc. (a)(b),
3.25%, 6/1/20	4,420	4,331,600

Energy-Alternate Sources—0.3%
SolarCity Corp.,
1.625%, 11/1/19	10,475	9,388,219
SunEdison, Inc. (a)(b)(c)(h),
0.25%, 1/15/20 (acquisition cost—$11,410,803; purchased 4/10/15—5/26/15)	9,565	143,475
2.625%, 6/1/23 (acquisition cost—$11,407,508; purchased 5/13/15—5/22/15)	11,270	169,050
3.375%, 6/1/25 (acquisition cost—$4,491,758; purchased 5/22/15—10/7/15)	4,565	68,475

		9,769,219

Engineering & Construction—0.2%
Dycom Industries, Inc.,
0.75%, 9/15/21	6,175	7,236,328

Equity Real Estate Investment Trusts (REITs)—0.5%
Extra Space Storage L.P. (a)(b),
3.125%, 10/1/35	6,025	6,250,938
Spirit Realty Capital, Inc.,
3.75%, 5/15/21	930	954,998
Starwood Property Trust, Inc.,
4.55%, 3/1/18	3,215	3,526,453

Schedule of Investments

AllianzGI Income & Growth Fund

March 31, 2017 (unaudited) (continued)

	Principal Amount (000s)	Value*

Two Harbors Investment Corp.,
6.25%, 1/15/22	$5,000	$5,140,625

		15,873,014

Health Care Providers & Services—0.1%
Brookdale Senior Living, Inc.,
2.75%, 6/15/18	3,435	3,392,063

Healthcare-Products—1.1%
Hologic, Inc. (g),
zero coupon, 12/15/43	7,495	9,293,800
2.00%, 3/1/42	2,875	4,010,625
NuVasive, Inc.,
2.25%, 3/15/21	7,305	9,998,719
Wright Medical Group, Inc.,
2.00%, 2/15/20	10,185	12,196,537

		35,499,681

Healthcare-Services—0.5%
Anthem, Inc.,
2.75%, 10/15/42	1,840	4,210,150
Molina Healthcare, Inc.,
1.125%, 1/15/20	6,920	8,857,600
1.625%, 8/15/44	2,665	2,824,900

		15,892,650

Home Builders—0.4%
CalAtlantic Group, Inc.,
0.25%, 6/1/19	1,705	1,609,094
1.625%, 5/15/18	2,875	3,624,297
KB Home,
1.375%, 2/1/19	5,375	5,532,890

		10,766,281

Hotels, Restaurants & Leisure—0.0%
Credit Suisse AG (MGM Resorts International) (k),
zero coupon, 11/19/20	1,000	969,000

Insurance—0.2%
MGIC Investment Corp.,
5.00%, 5/1/17	4,810	4,834,050

Internet—3.7%
Ctrip.com International Ltd.,
1.00%, 7/1/20	2,440	2,714,500
1.25%, 9/15/22 (a)(b)	5,000	5,200,000
FireEye, Inc.,
1.00%, 6/1/35, Ser. A	4,035	3,808,031
1.625%, 6/1/35, Ser. B	4,650	4,187,906
Palo Alto Networks, Inc.,
zero coupon, 7/1/19	1,855	2,216,725
Priceline Group, Inc.,
0.35%, 6/15/20	12,290	17,559,338
0.90%, 9/15/21	10,000	11,268,750
Twitter, Inc.,
0.25%, 9/15/19	4,500	4,246,875
1.00%, 9/15/21	9,690	8,878,463
VeriSign, Inc.,
4.452%, 8/15/37	6,075	15,540,609
Vipshop Holdings Ltd.,
1.50%, 3/15/19	6,865	6,946,522
WebMD Health Corp. (a)(b),
2.625%, 6/15/23	12,620	12,044,213

	Principal Amount (000s)	Value*

Yahoo!, Inc.,
zero coupon, 12/1/18	$14,765	$15,374,056
Zillow Group, Inc. (a)(b),
2.00%, 12/1/21	5,255	5,238,578

		115,224,566

Machinery-Diversified—0.1%
Chart Industries, Inc.,
2.00%, 8/1/18	3,165	3,141,263

Media—1.3%
DISH Network Corp. (a)(b),
3.375%, 8/15/26	12,165	14,757,665
Liberty Interactive LLC (a)(b),
1.75%, 9/30/46	7,175	8,103,266
Liberty Media Corp-Liberty Formula One (a)(b),
1.00%, 1/30/23	3,675	4,058,578
Liberty Media Corp.,
1.375%, 10/15/23	10,075	11,441,422
2.25%, 9/30/46 (a)(b)	2,580	2,792,850

		41,153,781

Metal Fabricate/Hardware—0.2%
RTI International Metals, Inc.,
1.625%, 10/15/19	4,715	5,498,869

Mining—0.0%
Royal Gold, Inc.,
2.875%, 6/15/19	500	530,625

Miscellaneous Manufacturing—0.1%
Trinity Industries, Inc.,
3.875%, 6/1/36	2,230	2,719,206

Oil, Gas & Consumable Fuels—1.3%
Chesapeake Energy Corp. (a)(b),
5.50%, 9/15/26	7,865	8,184,516
Ensco Jersey Finance Ltd. (a)(b),
3.00%, 1/31/24	5,285	5,169,391
Helix Energy Solutions Group, Inc.,
4.25%, 5/1/22	4,510	4,436,712
Nabors Industries, Inc. (a)(b),
0.75%, 1/15/24	8,145	7,651,209
Oasis Petroleum, Inc.,
2.625%, 9/15/23	5,680	7,675,100
Weatherford International Ltd.,
5.875%, 7/1/21	4,545	5,848,847

		38,965,775

Pharmaceuticals—1.2%
Clovis Oncology, Inc.,
2.50%, 9/15/21	2,780	3,593,150
Herbalife Ltd.,
2.00%, 8/15/19	7,690	7,382,438
Impax Laboratories, Inc.,
2.00%, 6/15/22	9,060	7,355,587
Jazz Investments I Ltd.,
1.875%, 8/15/21	9,950	10,652,719
Pacira Pharmaceuticals, Inc. (a)(b),
2.375%, 4/1/22	1,835	1,909,547
Teva Pharmaceutical Finance Co. LLC, Ser. C,
0.25%, 2/1/26	7,285	7,858,694

		38,752,135

Schedule of Investments

AllianzGI Income & Growth Fund

March 31, 2017 (unaudited) (continued)

	Principal Amount (000s)	Value*

Pipelines—0.3%
Cheniere Energy, Inc.,
4.25%, 3/15/45	$12,605	$8,634,425

Retail—0.2%
RH (a)(b),
zero coupon, 7/15/20	5,540	4,698,612

Semiconductors—4.2%
Advanced Micro Devices, Inc.,
2.125%, 9/1/26	5,535	10,945,462
Cypress Semiconductor Corp. (a)(b),
4.50%, 1/15/22	4,700	5,760,438
Inphi Corp. (a)(b),
0.75%, 9/1/21	3,840	4,267,200
Integrated Device Technology, Inc.,
0.875%, 11/15/22	3,270	3,284,306
Intel Corp.,
3.25%, 8/1/39	11,155	19,507,362
3.479%, 12/15/35	4,485	6,116,419
Lam Research Corp.,
1.25%, 5/15/18	5,850	12,420,281
Microchip Technology, Inc. (a)(b),
1.625%, 2/15/27	25,265	25,722,928
Micron Technology, Inc., Ser. G,
3.00%, 11/15/43	22,907	25,784,692
NXP Semiconductors NV,
1.00%, 12/1/19	5,500	6,393,750
ON Semiconductor Corp. (a)(b),
1.625%, 10/15/23	7,000	7,293,125
Rovi Corp.,
0.50%, 3/1/20	255	251,972
Teradyne, Inc. (a)(b),
1.25%, 12/15/23	3,740	4,373,463

		132,121,398

Software—2.6%
Akamai Technologies, Inc.,
zero coupon, 2/15/19	7,525	7,459,194
Allscripts Healthcare Solutions, Inc.,
1.25%, 7/1/20	6,585	6,626,156
Citrix Systems, Inc.,
0.50%, 4/15/19	10,890	13,694,175
Nuance Communications, Inc.,
1.00%, 12/15/35	5,560	5,320,225
Red Hat, Inc.,
0.25%, 10/1/19	8,800	11,462,000
Salesforce.com, Inc.,
0.25%, 4/1/18	14,545	18,781,231
ServiceNow, Inc.,
zero coupon, 11/1/18	7,670	9,903,888
Verint Systems, Inc.,
1.50%, 6/1/21	2,875	2,848,047
Workday, Inc.,
0.75%, 7/15/18	4,995	5,719,275

		81,814,191

Telecommunications—0.9%
Ciena Corp.,
0.875%, 6/15/17	3,085	3,086,928
Finisar Corp. (a)(b),
0.50%, 12/15/36	13,425	13,122,937
Viavi Solutions, Inc.,
0.625%, 8/15/33	9,815	10,968,263

		27,178,128

	Principal Amount (000s)	Value*

Transportation—0.4%
Echo Global Logistics, Inc.,
2.50%, 5/1/20	$2,980	$2,821,687
Greenbrier Cos., Inc. (a)(b),
2.875%, 2/1/24	1,735	1,780,544
Hornbeck Offshore Services, Inc.,
1.50%, 9/1/19	4,860	3,207,600
Scorpio Tankers, Inc. (a)(b),
2.375%, 7/1/19	4,440	4,048,725

		11,858,556

Total Convertible Bonds (cost—$782,123,873)		733,031,278

	Shares

CONVERTIBLE PREFERRED STOCK—7.0%

Aerospace & Defense—0.2%
Arconic, Inc.,
5.375%, 10/1/17	182,215	7,479,926

Banks—0.6%
Bank of America Corp., Ser. L (e),
7.25%	4,415	5,276,190
Wells Fargo & Co., Ser. L (e),
7.50%	11,155	13,832,200

		19,108,390

Commercial Services & Supplies—0.2%
Stericycle, Inc.,
5.25%, 9/15/18	91,075	6,516,416

Computers—0.5%
NCR Corp., PIK (e)(i),
5.50%	8,500	14,321,820

Diversified Telecommunication Services—0.3%
Frontier Communications Corp., Ser. A,
11.125%, 6/29/18	158,090	7,787,513

Electric Utilities—0.6%
Exelon Corp.,
6.50%, 6/1/17	205,550	10,145,948
NextEra Energy, Inc.,
6.123%, 9/1/19	183,635	9,365,385

		19,511,333

Electronic Equipment, Instruments & Components—0.3%
Belden, Inc.,
6.75%, 7/15/19	100,925	9,789,725

Equity Real Estate Investment Trusts (REITs)—0.7%
American Tower Corp.,
5.25%, 5/15/17, Ser. A	91,895	10,496,247
5.50%, 2/15/18	91,795	10,253,501
Welltower, Inc., Ser. I (e),
6.50%	25,875	1,633,230

		22,382,978

Food & Beverage—0.3%
Post Holdings, Inc. (e),
2.50%	62,890	10,372,919

Food Products—0.2%
Tyson Foods, Inc.,
4.75%, 7/15/17	96,130	6,440,710

Schedule of Investments

AllianzGI Income & Growth Fund

March 31, 2017 (unaudited) (continued)

	Shares	Value*

Health Care Providers & Services—0.6%
Anthem, Inc.,
5.25%, 5/1/18	361,855	$18,454,605

Independent Power Producers & Energy Traders—0.1%
Dynegy, Inc., Ser. A,
5.375%, 11/1/17	68,515	1,986,935

Investment Companies—0.4%
Mandatory Exchangeable Trust (a)(b),
5.75%, 6/3/19	89,055	11,539,302

Oil, Gas & Consumable Fuels—0.6%
Hess Corp.,
8.00%, 2/1/19	115,735	6,886,233
Kinder Morgan, Inc., Ser. A,
9.75%, 10/26/18	103,505	5,162,829
Southwestern Energy Co., Ser. B,
6.25%, 1/15/18	233,685	4,622,289

		16,671,351

Pharmaceuticals—1.0%
Allergan PLC, Ser. A,
5.50%, 3/1/18	28,090	23,870,320
Teva Pharmaceutical Industries Ltd.,
7.00%, 12/15/18	13,035	7,515,330

		31,385,650

Wireless Telecommunication Services—0.4%
T-Mobile U.S., Inc.,
5.50%, 12/15/17	124,685	13,192,920

Total Convertible Preferred Stock (cost—$258,144,943)		216,942,493

PREFERRED STOCK (a)(d)(i)—0.6%
Media—0.6%
LiveStyle, Inc. Ser. A	18,676	1,867,600
LiveStyle, Inc. Ser. B	171,344	16,740,309
LiveStyle, Inc. Ser. B	8,000	80

Total Preferred Stock (cost—$26,629,464)		18,607,989

EQUITY-LINKED SECURITIES (d)(j)—0.0%

Coal—0.0%
Arch Coal, Inc., expires 10/5/23	4,002	107,790

Oil, Gas & Consumable Fuels—0.0%
Energy XXI Gulf Coast, Inc., expires 12/30/21	14,350	85,885

Total Equity-Linked Securities (cost—$601,986)		193,675

	Units

WARRANTS (d)(i)—0.0%

Commercial Services—0.0%
Cenveo Corp., strike price $12.00, expires 6/10/24 (a)	858,030	162,581

Media—0.0%
LiveStyle, Inc. Ser. C, expires 11/30/21 (a)	43,500	4

Semiconductors—0.0%
GT Advanced Technologies, Inc.	2,860,795	—

Total Warrants (cost—$237,932)		162,585

	Principal Amount (000s)	Value*

Repurchase Agreements—3.1%
State Street Bank and Trust Co., dated 3/31/17, 0.09%, due 4/3/17, proceeds $97,729,733; collateralized by U.S. Treasury Notes, 0.625%, due 1/15/26, valued at $99,687,074 including accrued interest (cost—$97,729,000)	$97,729	$97,729,000

Total Investments, before options written (cost—$3,405,027,091)—99.5%		3,100,764,949

	Contracts
OPTIONS WRITTEN (i)(j)—(0.0)%

Call Options—(0.0)%
3M Co., strike price $197.50, expires 4/21/17	445	(9,568)
Alibaba Group Holding Ltd., strike price $112.00, expires 4/21/17	330	(20,790)
Alphabet, Inc., strike price $880.00, expires 4/21/17	180	(16,200)
Amgen, Inc., strike price $195.00, expires 4/21/17	910	(2,275)
Apple, Inc., strike price $147.00, expires 4/21/17	1,265	(91,080)
Bank of America Corp., strike price $28.00, expires 4/21/17	5,960	(8,940)
Boeing Co., strike price $195.00, expires 4/21/17	720	(2,160)
Corning, Inc., strike price $29.00, expires 4/21/17	1,395	(3,487)
Deere & Co., strike price $113.00, expires 4/21/17	620	(14,570)
Facebook, Inc., strike price $146.00, expires 4/21/17	1,300	(63,050)
Home Depot, Inc., strike price $152.50, expires 4/21/17	1,130	(14,125)
Intel Corp., strike price $38.00, expires 5/19/17	1,665	(34,965)
Lennar Corp., strike price $55.00, expires 4/21/17	620	(5,270)
McDonald’s Corp., strike price $134.00, expires 4/21/17	365	(3,467)
Microsoft Corp., strike price $67.50, expires 4/21/17	2,580	(38,700)
PepsiCo, Inc., strike price $116.00, expires 4/21/17	970	(8,730)
Procter & Gamble Co., strike price $95.00, expires 5/19/17	960	(13,920)
Texas Instruments, Inc., strike price $85.00, expires 4/21/17	1,480	(8,880)
UnitedHealth Group, Inc., strike price $175.00, expires 4/21/17	630	(15,120)
Visa, Inc., strike price $92.50, expires 4/21/17	1,185	(24,293)

Total Options Written (premiums received—$781,594)		(399,590)

Total Investments, net of options written (cost—$3,404,245,497)—99.5%		3,100,365,359

Other assets less other liabilities—0.5%		14,637,559

Net Assets—100.0%		$3,115,002,918

Schedule of Investments

AllianzGI Income & Growth Fund

March 31, 2017 (unaudited) (continued)

Notes to Schedule of Investments:

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $533,428,505, representing 17.1% of net assets.
(b)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $513,392,296, representing 16.5% of net assets.
(c)	In default.
(d)	Fair-Valued—Securities with an aggregate value of $22,678,608, representing 0.7% of net assets.
(e)	Perpetual maturity. The date shown, if any, is the next call date. For Corporate Bonds & Notes the interest rate is fixed until the first call date and variable thereafter.
(f)	All or partial amount segregated for the benefit of the counterparty as collateral for options written.
(g)	Step Bond—Coupon is a fixed rate for an initial period then resets at a specific date and rate.
(h)	Restricted. The aggregate acquisition cost of such securities is $36,605,819. The aggregate value is $2,637,675, representing 0.1% of net assets.
(i)	Non-income producing.
(j)	Exchange traded-Chicago Board Options Exchange.
(k)	Securities exchangeable or convertible into securities of an entity different than the issuer or structured by the issuer to provide exposure to securities of an entity different than the issuer (synthetic convertible securities). Such entity is identified in the parenthetical.
(l)	Transactions in options written for the nine months ended March 31, 2017:

	Contracts	Premiums
Options outstanding, June 30, 2016	27,040	$949,494
Options written	176,848	6,039,082
Options terminated in closing transactions	(48,860)	(1,593,547)
Options expired	(130,318)	(4,613,435)

Options outstanding, March 31, 2017	24,710	$781,594

Glossary:

ADR—American Depositary Receipt

MSCI—Morgan Stanley Capital International

PIK—Payment-in-Kind

REIT—Real Estate Investment Trust

Schedule of Investments

AllianzGI Mid-Cap Fund

March 31, 2017 (unaudited)

	Shares	Value*

COMMON STOCK—99.7%

Aerospace & Defense—1.8%
Orbital ATK, Inc.	54,244	$5,315,912

Auto Components—2.2%
Delphi Automotive PLC	78,104	6,286,591

Banks—4.0%
First Republic Bank	64,425	6,043,709
Signature Bank (a)	37,825	5,612,852

		11,656,561

Biotechnology—1.9%
Clovis Oncology, Inc. (a)	16,730	1,065,199
Incyte Corp. (a)	32,934	4,402,288

		5,467,487

Building Products—1.2%
AO Smith Corp.	67,676	3,462,304

Capital Markets—3.6%
E*TRADE Financial Corp. (a)	164,295	5,732,253
SEI Investments Co.	94,867	4,785,091

		10,517,344

Chemicals—3.6%
Albemarle Corp.	53,755	5,678,678
Chemours Co.	118,965	4,580,153

		10,258,831

Communications Equipment—0.8%
Lumentum Holdings, Inc. (a)	44,315	2,364,205

Construction Materials—2.4%
Vulcan Materials Co.	57,955	6,982,418

Consumer Finance—2.0%
Synchrony Financial	170,505	5,848,322

Containers & Packaging—1.4%
Berry Plastics Group, Inc. (a)	82,327	3,998,622

Electrical Equipment—3.2%
Acuity Brands, Inc.	21,713	4,429,452
AMETEK, Inc.	86,808	4,694,577

		9,124,029

Electronic Equipment, Instruments & Components—5.2%
Coherent, Inc. (a)	20,550	4,225,902
Dolby Laboratories, Inc., Class A	113,130	5,929,143
Flex Ltd. (a)	283,580	4,764,144

		14,919,189

Equity Real Estate Investment Trusts (REITs)—2.8%
Equinix, Inc.	20,336	8,141,924

Food Products—3.1%
Blue Buffalo Pet Products, Inc. (a)	190,491	4,381,293
Snyder’s-Lance, Inc.	110,135	4,439,542

		8,820,835

Health Care Equipment & Supplies—4.9%
DexCom, Inc. (a)	59,770	5,064,312
Edwards Lifesciences Corp. (a)	64,331	6,051,617
Hill-Rom Holdings, Inc.	44,970	3,174,882

		14,290,811

	Shares	Value*

Health Care Providers & Services—4.4%
Henry Schein, Inc. (a)	29,210	$4,964,824
Molina Healthcare, Inc. (a)	74,330	3,389,448
Universal Health Services, Inc., Class B	35,420	4,408,019

		12,762,291

Hotels, Restaurants & Leisure—4.4%
Aramark	128,035	4,720,650
Cedar Fair L.P.	52,655	3,570,536
Royal Caribbean Cruises Ltd.	46,489	4,561,036

		12,852,222

Household Durables—4.4%
Mohawk Industries, Inc. (a)	20,535	4,712,577
Newell Brands, Inc.	171,004	8,066,259

		12,778,836

IT Services—6.0%
CSRA, Inc.	150,415	4,405,656
Fidelity National Information Services, Inc.	82,850	6,596,517
Vantiv, Inc., Class A (a)	98,044	6,286,581

		17,288,754

Machinery—1.5%
Mueller Water Products, Inc., Class A	359,405	4,248,167

Media—1.7%
AMC Networks, Inc., Class A (a)	82,106	4,817,980

Multi-line Retail—1.9%
Dollar Tree, Inc. (a)	69,084	5,420,331

Oil, Gas & Consumable Fuels—1.1%
Parsley Energy, Inc., Class A (a)	98,910	3,215,564

Pharmaceuticals—3.7%
Catalent, Inc. (a)	143,440	4,062,221
Zoetis, Inc.	125,550	6,700,603

		10,762,824

Professional Services—4.1%
Equifax, Inc.	55,773	7,626,400
IHS Markit Ltd. (a)	98,020	4,111,939

		11,738,339

Real Estate Management & Development—1.5%
CBRE Group, Inc., Class A (a)	124,108	4,317,717

Road & Rail—1.5%
Old Dominion Freight Line, Inc.	50,185	4,294,330

Semiconductors & Semiconductor Equipment—5.5%
MACOM Technology Solutions Holdings, Inc. (a)	66,906	3,231,560
Monolithic Power Systems, Inc.	37,886	3,489,301
Skyworks Solutions, Inc.	68,395	6,701,342
Teradyne, Inc.	83,020	2,581,922

		16,004,125

Software—6.9%
Activision Blizzard, Inc.	153,237	7,640,397
Red Hat, Inc. (a)	58,059	5,022,103
Splunk, Inc. (a)	70,775	4,408,575
Tableau Software, Inc., Class A (a)	59,802	2,963,189

		20,034,264

Schedule of Investments

AllianzGI Mid-Cap Fund

March 31, 2017 (unaudited) (continued)

	Shares	Value*

Specialty Retail—5.8%
Advance Auto Parts, Inc.	34,056	$5,049,142
Burlington Stores, Inc. (a)	43,337	4,216,257
Michaels Cos., Inc. (a)	201,659	4,515,145
Tractor Supply Co.	41,701	2,876,118

		16,656,662

Trading Companies & Distributors—1.2%
HD Supply Holdings, Inc. (a)	81,935	3,369,577

Total Common Stock (cost—$240,307,992)		288,017,368

	Principal Amount (000s)

Repurchase Agreements—0.3%
State Street Bank and Trust Co., dated 3/31/17, 0.09%, due 4/3/17, proceeds $934,007; collateralized by U.S. Treasury Notes, 2.00%, due 8/15/25, valued at $954,713 including accrued interest (cost—$934,000)	$934	934,000

Total Investments (cost—$241,241,992)—100.0%		288,951,368

Other assets less liabilities—0.0%		40,077

Net Assets—100.0%		$288,991,445

Notes to Schedule of Investments:

(a)	Non-income producing.

Glossary:

REIT—Real Estate Investment Trust

Schedule of Investments

AllianzGI NFJ Dividend Value Fund

March 31, 2017 (unaudited)

	Shares	Value*

COMMON STOCK—98.8%

Aerospace & Defense—4.1%
General Dynamics Corp.	370,700	$69,395,040
United Technologies Corp.	624,700	70,097,587

		139,492,627

Automobiles—1.9%
General Motors Co.	1,857,600	65,684,736

Banks—15.6%
Citigroup, Inc.	1,118,700	66,920,634
Fifth Third Bancorp	2,549,000	64,744,600
JPMorgan Chase & Co.	1,500,500	131,803,920
PNC Financial Services Group, Inc.	554,178	66,634,363
U.S. Bancorp	1,274,200	65,621,300
Wells Fargo & Co.	2,362,700	131,507,882

		527,232,699

Biotechnology—2.1%
AbbVie, Inc.	1,083,400	70,594,344

Capital Markets—3.9%
Ameriprise Financial, Inc.	517,941	67,166,589
Morgan Stanley	1,532,900	65,669,436

		132,836,025

Chemicals—2.1%
Celanese Corp., Ser. A	312,543	28,081,989
Eastman Chemical Co.	511,700	41,345,360

		69,427,349

Communications Equipment—2.0%
Cisco Systems, Inc.	1,952,300	65,987,740

Consumer Finance—2.0%
American Express Co.	838,300	66,317,913

Containers & Packaging—2.0%
International Paper Co.	1,311,500	66,597,970

Diversified Telecommunication Services—4.1%
AT&T, Inc.	1,699,757	70,624,903
Verizon Communications, Inc.	1,409,800	68,727,750

		139,352,653

Electric Utilities—4.0%
American Electric Power Co., Inc.	1,000,200	67,143,426
Entergy Corp.	885,500	67,262,580

		134,406,006

Electrical Equipment—2.1%
Eaton Corp. PLC	941,300	69,797,395

Energy Equipment & Services—1.7%
Nabors Industries Ltd.	4,268,460	55,788,772

Food & Staples Retailing—3.3%
Wal-Mart Stores, Inc.	1,548,400	111,608,672

Health Care Providers & Services—4.1%
Aetna, Inc.	545,600	69,591,280
Quest Diagnostics, Inc.	709,100	69,626,529

		139,217,809

Hotels, Restaurants & Leisure—1.6%
Carnival Corp.	938,274	55,273,721

Household Products—2.0%
Procter & Gamble Co.	738,700	66,372,195

Industrial Conglomerates—2.1%
Honeywell International, Inc.	554,200	69,202,954

	Shares	Value*

Insurance—6.3%
Hartford Financial Services Group, Inc.	1,479,200	$71,105,144
MetLife, Inc.	1,341,000	70,831,620
Travelers Cos., Inc.	578,400	69,720,336

		211,657,100

IT Services—1.8%
International Business Machines Corp.	354,034	61,651,481

Media—2.1%
CBS Corp., Class B	1,019,102	70,684,915

Multi-Utilities—1.9%
Public Service Enterprise Group, Inc.	1,471,900	65,278,765

Oil, Gas & Consumable Fuels—10.1%
Apache Corp.	1,407,400	72,326,286
Chevron Corp.	633,300	67,997,421
Exxon Mobil Corp.	762,600	62,540,826
Royal Dutch Shell PLC, Class A ADR	2,611,400	137,699,122

		340,563,655

Pharmaceuticals—6.1%
Johnson & Johnson	545,700	67,966,935
Pfizer, Inc.	4,008,985	137,147,377

		205,114,312

Road & Rail—2.1%
Ryder System, Inc.	919,600	69,374,624

Semiconductors & Semiconductor Equipment—1.8%
Intel Corp.	1,663,974	60,019,542

Software—3.9%
CA, Inc.	2,075,800	65,844,376
Oracle Corp.	1,474,200	65,764,062

		131,608,438

Technology Hardware, Storage & Peripherals—2.0%
Apple, Inc.	471,800	67,778,788

Total Common Stock (cost—$2,832,239,097)		3,328,923,200

	Principal Amount (000s)

Repurchase Agreements—0.9%
State Street Bank and Trust Co., dated 3/31/17, 0.09%, due 4/3/17, proceeds $30,708,230; collateralized by U.S. Treasury Notes, 2.00%, due 11/15/26, valued at $31,322,986 including accrued interest (cost—$30,708,000)	$30,708	30,708,000

Total Investments (cost—$2,862,947,097)—99.7%		3,359,631,200

Other assets less liabilities—0.3%		9,377,547

Net Assets—100.0%		$3,369,008,747

Glossary:

ADR—American Depositary Receipt

Schedule of Investments

AllianzGI NFJ International Value Fund

March 31, 2017 (unaudited)

	Shares	Value*

COMMON STOCK—100.1%

Australia—5.0%
Australia & New Zealand Banking Group Ltd. ADR	365,700	$8,873,711
Coca-Cola Amatil Ltd.	652,815	5,397,187
Macquarie Group Ltd.	150,212	10,349,103

		24,620,001

Brazil—4.0%
BB Seguridade Participacoes S.A. ADR	1,111,200	10,378,608
Cielo S.A. ADR	542,600	4,937,660
Embraer S.A. ADR	218,300	4,820,064

		20,136,332

Canada—7.8%
Canadian Pacific Railway Ltd.	35,400	5,200,968
Magna International, Inc.	224,300	9,680,788
Manulife Financial Corp.	288,608	5,119,906
Open Text Corp.	128,000	4,353,280
Toronto-Dominion Bank	283,500	14,200,515

		38,555,457

China—7.1%
Beijing Enterprises Holdings Ltd.	1,157,800	5,992,611
China Construction Bank Corp., Class H	6,890,100	5,551,405
China Mobile Ltd.	868,600	9,552,430
China Shenhua Energy Co., Ltd., Class H	3,828,000	8,906,738
ENN Energy Holdings Ltd.	886,000	4,991,063

		34,994,247

Colombia—1.1%
Bancolombia S.A. ADR	136,100	5,426,307

Denmark—0.8%
Pandora A/S	35,417	3,919,894

France—7.3%
Atos SE	43,719	5,402,817
AXA S.A.	397,140	10,260,417
Capgemini S.A.	107,131	9,888,794
Cie Generale des Etablissements Michelin	88,535	10,758,570

		36,310,598

Germany—3.3%
Bayer AG	46,193	5,322,054
Siemens AG	80,553	11,033,518

		16,355,572

Hong Kong—4.6%
BOC Hong Kong Holdings Ltd.	2,506,900	10,246,502
CK Hutchison Holdings Ltd.	625,000	7,694,953
WH Group Ltd. (a)	5,861,700	5,054,661

		22,996,116

Indonesia—1.0%
Bank Rakyat Indonesia Persero Tbk PT	4,995,900	4,864,600

Ireland—3.0%
CRH PLC	155,514	5,480,173
Smurfit Kappa Group PLC	354,738	9,373,821

		14,853,994

	Shares	Value*

Israel—3.1%
Bank Hapoalim BM	1,654,850	$10,084,960
Teva Pharmaceutical Industries Ltd. ADR	163,400	5,243,506

		15,328,466

Italy—2.2%
Enel SpA	2,331,383	10,970,236

Japan—14.6%
Astellas Pharma, Inc.	758,400	10,002,475
Mitsubishi Electric Corp.	322,100	4,640,909
Mitsubishi UFJ Financial Group, Inc.	1,476,300	9,299,460
MS&AD Insurance Group Holdings, Inc.	310,100	9,904,772
Nippon Telegraph & Telephone Corp.	222,700	9,521,163
Nissan Motor Co., Ltd.	1,005,800	9,698,305
T&D Holdings, Inc.	618,470	8,964,496
West Japan Railway Co.	156,200	10,186,367

		72,217,947

Korea (Republic of)—3.8%
Korea Electric Power Corp. ADR	452,241	9,374,956
POSCO ADR	144,800	9,339,600

		18,714,556

Malaysia—0.9%
Tenaga Nasional Bhd.	1,444,100	4,475,337

Netherlands—4.0%
Coca-Cola European Partners PLC	136,500	5,144,685
ING Groep NV	982,530	14,840,391

		19,985,076

Norway—2.2%
Telenor ASA	646,101	10,748,178

Russian Federation—2.9%
LUKOIL PJSC ADR	267,600	14,198,856

South Africa—3.9%
Sasol Ltd. ADR	339,423	9,979,036
Standard Bank Group Ltd.	857,716	9,197,737

		19,176,773

Sweden—1.1%
Electrolux AB, Ser. B	194,749	5,406,587

Taiwan—3.0%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	451,300	14,820,692

Turkey—0.3%
KOC Holding AS ADR	68,239	1,447,349

United Kingdom—13.1%
AstraZeneca PLC	94,808	5,829,465
BAE Systems PLC ADR	180,600	5,862,276
Carnival PLC	195,120	11,183,839
Imperial Brands PLC	225,258	10,916,828
Johnson Matthey PLC	139,800	5,393,769
Rio Tinto PLC	254,700	10,256,182

Schedule of Investments

AllianzGI NFJ International Value Fund

March 31, 2017 (unaudited) (continued)

	Shares	Value*

Royal Dutch Shell PLC, Class A ADR	203,500	$10,730,555
Shire PLC ADR	27,500	4,791,325

		64,964,239

Total Investments (cost—$474,763,868) (b)—100.1%		495,487,410

Liabilities in excess of other assets—(0.1)%		(256,008)

Net Assets—100.0%		$495,231,402

Notes to Schedule of Investments:

(a)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Security with a value of $5,054,661, representing 1.0% of net assets.
(b)	Securities with an aggregate value of $322,188,946, representing 65.1% of net assets, were valued utilizing modeling tools provided by a third-party vendor.

Glossary:

ADR—American Depositary Receipt

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets were as follows:

Banks	18.7%
Insurance	9.0%
Oil, Gas & Consumable Fuels	6.8%
Pharmaceuticals	5.3%
Industrial Conglomerates	5.3%
Electric Utilities	5.0%
Auto Components	4.1%
Diversified Telecommunication Services	4.1%
IT Services	4.1%
Metals & Mining	4.0%
Road & Rail	3.1%
Chemicals	3.1%
Semiconductors & Semiconductor Equipment	3.0%
Hotels, Restaurants & Leisure	2.3%
Tobacco	2.2%
Aerospace & Defense	2.2%
Beverages	2.1%
Capital Markets	2.1%
Automobiles	2.0%
Wireless Telecommunication Services	1.9%
Containers & Packaging	1.9%
Construction Materials	1.1%
Household Durables	1.1%
Food Products	1.0%
Gas Utilities	1.0%
Biotechnology	1.0%
Electrical Equipment	0.9%
Software	0.9%
Textiles, Apparel & Luxury Goods	0.8%
Liabilities in excess of other assets	(0.1)%

100.0%

Schedule of Investments

AllianzGI NFJ Large-Cap Value Fund

March 31, 2017 (unaudited)

	Shares	Value*

COMMON STOCK—99.2%

Aerospace & Defense—2.0%
Huntington Ingalls Industries, Inc.	18,200	$3,644,368
Northrop Grumman Corp.	15,200	3,615,168

		7,259,536

Air Freight & Logistics—1.0%
FedEx Corp.	18,900	3,688,335

Auto Components—1.1%
Lear Corp.	27,000	3,822,660

Banks—16.9%
Bank of America Corp.	300,300	7,084,077
Citigroup, Inc.	182,900	10,941,078
JPMorgan Chase & Co.	164,500	14,449,680
KeyCorp	411,300	7,312,914
Regions Financial Corp.	263,600	3,830,108
U.S. Bancorp	136,600	7,034,900
Wells Fargo & Co.	193,100	10,747,946

		61,400,703

Biotechnology—1.0%
AbbVie, Inc.	57,600	3,753,216

Capital Markets—2.1%
Bank of New York Mellon Corp.	79,900	3,773,677
Morgan Stanley	86,600	3,709,944

		7,483,621

Chemicals—3.1%
Cabot Corp.	64,100	3,840,231
Dow Chemical Co.	61,700	3,920,418
Eastman Chemical Co.	44,600	3,603,680

		11,364,329

Communications Equipment—3.0%
Cisco Systems, Inc.	319,200	10,788,960

Consumer Finance—2.1%
American Express Co.	48,100	3,805,191
Discover Financial Services	54,700	3,740,933

		7,546,124

Containers & Packaging—1.0%
Packaging Corp. of America	40,300	3,692,286

Diversified Telecommunication Services—3.7%
AT&T, Inc.	169,800	7,055,190
Verizon Communications, Inc.	134,900	6,576,375

		13,631,565

Electric Utilities—2.9%
American Electric Power Co., Inc.	54,400	3,651,872
Entergy Corp.	90,400	6,866,784

		10,518,656

Electrical Equipment—1.0%
Eaton Corp. PLC	51,000	3,781,650

Energy Equipment & Services—1.9%
Baker Hughes, Inc.	58,600	3,505,452
Nabors Industries Ltd.	273,100	3,569,417

		7,074,869

Food & Staples Retailing—1.0%
Wal-Mart Stores, Inc.	52,700	3,798,616

Food Products—0.8%
Conagra Brands, Inc.	73,900	2,981,126

	Shares	Value*

Health Care Providers & Services—3.0%
Aetna, Inc.	28,400	$3,622,420
HealthSouth Corp.	89,000	3,810,090
Quest Diagnostics, Inc.	36,800	3,613,392

		11,045,902

Hotels, Restaurants & Leisure—1.0%
Carnival Corp.	63,000	3,711,330

Household Products—3.0%
Kimberly-Clark Corp.	28,500	3,751,455
Procter & Gamble Co.	80,300	7,214,955

		10,966,410

Industrial Conglomerates—4.1%
3M Co.	19,600	3,750,068
Carlisle Cos., Inc.	67,700	7,203,957
Honeywell International, Inc.	30,300	3,783,561

		14,737,586

Insurance—6.1%
Aflac, Inc.	49,800	3,606,516
Allstate Corp.	44,400	3,618,156
Everest Re Group Ltd.	16,000	3,740,960
Hartford Financial Services Group, Inc.	78,300	3,763,881
Prudential Financial, Inc.	36,300	3,872,484
Travelers Cos., Inc.	30,000	3,616,200

		22,218,197

IT Services—1.0%
International Business Machines Corp.	21,200	3,691,768

Leisure Equipment & Products—1.0%
Brunswick Corp.	61,400	3,757,680

Machinery—2.0%
Cummins, Inc.	24,500	3,704,400
Illinois Tool Works, Inc.	26,100	3,457,467

		7,161,867

Media—2.1%
CBS Corp., Class B	55,900	3,877,224
Time Warner, Inc.	37,300	3,644,583

		7,521,807

Metals & Mining—1.0%
Reliance Steel & Aluminum Co.	46,900	3,752,938

Multi-Utilities—1.0%
Public Service Enterprise Group, Inc.	85,200	3,778,620

Oil, Gas & Consumable Fuels—10.5%
Anadarko Petroleum Corp.	57,800	3,583,600
Apache Corp.	65,500	3,366,045
Chevron Corp.	64,300	6,903,891
Devon Energy Corp.	173,400	7,234,248
Exxon Mobil Corp.	81,300	6,667,413
Royal Dutch Shell PLC, Class A ADR	65,400	3,448,542
Statoil ASA ADR	196,900	3,382,742
Total S.A. ADR	71,300	3,594,946

		38,181,427

Pharmaceuticals—7.9%
Johnson & Johnson	85,800	10,686,390
Merck & Co., Inc.	114,800	7,294,392
Pfizer, Inc.	320,100	10,950,621

		28,931,403

Road & Rail—1.0%
CSX Corp.	76,900	3,579,695

Schedule of Investments

AllianzGI NFJ Large-Cap Value Fund

March 31, 2017 (unaudited) (continued)

	Shares	Value*

Semiconductors & Semiconductor Equipment—3.0%
Intel Corp.	98,800	$3,563,716
Lam Research Corp.	56,700	7,278,012

		10,841,728

Software—1.9%
CA, Inc.	216,106	6,854,882

Specialty Retail—1.1%
Best Buy Co., Inc.	79,700	3,917,255

Technology Hardware, Storage & Peripherals—2.0%
Apple, Inc.	50,400	7,240,464

Tobacco—1.9%
Altria Group, Inc.	96,800	6,913,456

Total Common Stock (cost—$293,326,885)		361,390,667

	Principal Amount (000s)

Repurchase Agreements—0.9%
State Street Bank and Trust Co., dated 3/31/17, 0.09%, due 4/3/17, proceeds $3,457,026; collateralized by U.S. Treasury Notes, 2.00%, due 11/15/26, valued at $3,526,204 including accrued interest (cost—$3,457,000)	$3,457	3,457,000

Total Investments (cost—$296,783,885)—100.1%		364,847,667

Liabilities in excess of other assets—(0.1)%		(285,559)

Net Assets—100.0%		$364,562,108

Glossary:

ADR—American Depositary Receipt

Schedule of Investments

AllianzGI NFJ Mid-Cap Value Fund

March 31, 2017 (unaudited)

	Shares	Value*

COMMON STOCK—98.3%

Aerospace & Defense—4.4%
General Dynamics Corp.	42,500	$7,956,000
Orbital ATK, Inc.	81,800	8,016,400
Spirit AeroSystems Holdings, Inc., Class A	113,800	6,591,296
Textron, Inc.	129,700	6,172,423

		28,736,119

Air Freight & Logistics—1.3%
FedEx Corp.	41,700	8,137,755

Airlines—0.9%
Southwest Airlines Co.	114,000	6,128,640

Auto Components—2.9%
Goodyear Tire & Rubber Co.	181,000	6,516,000
Lear Corp.	44,100	6,243,678
Magna International, Inc.	146,800	6,335,888

		19,095,566

Banks—3.7%
BB&T Corp.	134,800	6,025,560
Fifth Third Bancorp	233,800	5,938,520
KeyCorp	343,900	6,114,542
Regions Financial Corp.	425,800	6,186,874

		24,265,496

Beverages—1.7%
Coca-Cola European Partners PLC	121,600	4,583,104
Molson Coors Brewing Co., Class B	67,000	6,412,570

		10,995,674

Building Products—1.0%
Owens Corning	107,300	6,585,001

Capital Markets—6.8%
Ameriprise Financial, Inc.	49,700	6,445,096
Ares Capital Corp.	373,000	6,482,740
Bank of New York Mellon Corp.	134,900	6,371,327
Invesco Ltd.	198,200	6,070,866
Raymond James Financial, Inc.	82,900	6,321,954
State Street Corp.	79,600	6,336,956
T Rowe Price Group, Inc.	94,500	6,440,175

		44,469,114

Chemicals—4.3%
Celanese Corp., Ser. A	82,800	7,439,580
Eastman Chemical Co.	97,100	7,845,680
PPG Industries, Inc.	58,800	6,178,704
Sasol Ltd. ADR	217,500	6,394,500

		27,858,464

Communications Equipment—2.0%
Harris Corp.	62,400	6,943,248
Juniper Networks, Inc.	226,900	6,314,627

		13,257,875

Consumer Finance—0.9%
Discover Financial Services	89,300	6,107,227

Containers & Packaging—2.9%
International Paper Co.	124,900	6,342,422
Packaging Corp. of America	70,300	6,440,886
Sealed Air Corp.	132,500	5,774,350

		18,557,658

	Shares	Value*

Electric Utilities—3.9%
American Electric Power Co., Inc.	91,800	$6,162,534
Entergy Corp.	85,800	6,517,368
FirstEnergy Corp.	185,200	5,893,064
PPL Corp.	176,600	6,603,074

		25,176,040

Electrical Equipment—1.1%
Eaton Corp. PLC	100,200	7,429,830

Electronic Equipment, Instruments & Components—2.1%
Avnet, Inc.	134,600	6,159,296
Corning, Inc.	286,500	7,735,500

		13,894,796

Equity Real Estate Investment Trusts (REITs)—6.4%
American Tower Corp.	54,100	6,575,314
HCP, Inc.	161,500	5,051,720
Life Storage, Inc.	69,000	5,666,280
Mid-America Apartment Communities, Inc.	61,700	6,277,358
Prologis, Inc.	130,900	6,791,092
Retail Properties of America, Inc., Class A	373,700	5,388,754
Ventas, Inc.	86,600	5,632,464

		41,382,982

Food Products—3.0%
Archer-Daniels-Midland Co.	145,700	6,708,028
Ingredion, Inc.	55,700	6,707,951
JM Smucker Co.	46,800	6,134,544

		19,550,523

Health Care Equipment & Supplies—2.1%
STERIS PLC	89,500	6,216,670
Zimmer Biomet Holdings, Inc.	58,800	7,180,068

		13,396,738

Health Care Providers & Services—3.8%
Anthem, Inc.	39,000	6,449,820
Cardinal Health, Inc.	75,800	6,181,490
McKesson Corp.	36,500	5,411,490
Universal Health Services, Inc., Class B	52,400	6,521,180

		24,563,980

Hotels, Restaurants & Leisure—1.0%
Aramark	180,400	6,651,348

Household Durables—1.9%
DR Horton, Inc.	196,400	6,542,084
Whirlpool Corp.	34,000	5,825,220

		12,367,304

Insurance—10.5%
Allstate Corp.	79,700	6,494,753
American Financial Group, Inc.	68,100	6,498,102
Aon PLC	53,100	6,302,439
Everest Re Group Ltd.	27,900	6,523,299
Hanover Insurance Group, Inc.	71,100	6,403,266
Hartford Financial Services Group, Inc.	128,700	6,186,609
Lincoln National Corp.	92,400	6,047,580
Principal Financial Group, Inc.	74,700	4,714,317
Prudential Financial, Inc.	58,700	6,262,116
Travelers Cos., Inc.	52,700	6,352,458
Unum Group	133,900	6,278,571

		68,063,510

Schedule of Investments

AllianzGI NFJ Mid-Cap Value Fund

March 31, 2017 (unaudited) (continued)

	Shares	Value*

IT Services—4.0%
Amdocs Ltd.	106,800	$6,513,732
Booz Allen Hamilton Holding Corp.	171,800	6,080,002
Fidelity National Information Services, Inc.	80,000	6,369,600
Genpact Ltd.	271,700	6,727,292

		25,690,626

Leisure Equipment & Products—1.0%
Brunswick Corp.	106,300	6,505,560

Machinery—4.1%
Crane Co.	89,100	6,667,353
Cummins, Inc.	43,500	6,577,200
Illinois Tool Works, Inc.	51,900	6,875,193
Ingersoll-Rand PLC	82,800	6,733,296

		26,853,042

Media—0.9%
WPP PLC ADR	54,900	6,006,060

Metals & Mining—1.1%
Nucor Corp.	114,400	6,831,968

Mortgage Real Estate Investment Trusts (REITs)—1.0%
Two Harbors Investment Corp.	661,700	6,345,703

Multi-Utilities—1.9%
Public Service Enterprise Group, Inc.	138,600	6,146,910
SCANA Corp.	96,600	6,312,810

		12,459,720

Oil, Gas & Consumable Fuels—6.8%
Buckeye Partners L.P.	90,600	6,211,536
Energy Transfer Equity L.P.	334,200	6,593,766
EQT Midstream Partners L.P.	80,800	6,213,520
Magellan Midstream Partners L.P.	82,400	6,337,384
Marathon Petroleum Corp.	129,100	6,524,714
Spectra Energy Partners L.P.	139,200	6,077,472
Valero Energy Corp.	97,700	6,476,533

		44,434,925

Professional Services—1.1%
Manpowergroup, Inc.	68,000	6,974,760

Road & Rail—1.9%
Canadian Pacific Railway Ltd.	44,500	6,537,940
Norfolk Southern Corp.	53,400	5,979,198

		12,517,138

Semiconductors & Semiconductor Equipment—2.3%
Broadcom Ltd.	31,293	6,851,915
Lam Research Corp.	63,000	8,086,680

		14,938,595

Software—2.0%
CA, Inc.	192,900	6,118,788
Symantec Corp.	221,000	6,780,280

		12,899,068

Specialty Retail—0.6%
Penske Automotive Group, Inc.	86,300	4,039,703

Textiles, Apparel & Luxury Goods—1.0%
PVH Corp.	63,400	6,559,998

Total Common Stock (cost—$499,904,827)		639,728,506

	Principal Amount (000s)	Value*

Repurchase Agreements—1.9%
State Street Bank and Trust Co., dated 3/31/17, 0.09%, due 4/3/17, proceeds $12,050,090; collateralized by U.S. Treasury Notes, 2.25%, due 11/15/25, valued at $12,294,781 including accrued interest (cost—$12,050,000)	$12,050	$12,050,000

Total Investments (cost—$511,954,827)—100.2%		651,778,506

Liabilities in excess of other assets—(0.2)%		(1,267,856)

Net Assets—100.0%		$650,510,650

Glossary:

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

Schedule of Investments

AllianzGI NFJ Small-Cap Value Fund

March 31, 2017 (unaudited)

	Shares	Value*

COMMON STOCK—95.8%

Aerospace & Defense—3.2%
CAE, Inc.	2,809,300	$42,954,197
Elbit Systems Ltd.	197,515	22,447,580
Orbital ATK, Inc.	451,905	44,286,690

		109,688,467

Air Freight & Logistics—0.2%
Park-Ohio Holdings Corp.	207,396	7,455,886

Airlines—0.8%
WestJet Airlines Ltd.	1,590,545	27,269,561

Auto Components—0.9%
Dana, Inc.	1,703,900	32,902,309

Automobiles—1.2%
Thor Industries, Inc.	433,100	41,633,903

Banks—11.7%
Berkshire Hills Bancorp, Inc.	509,497	18,367,367
East West Bancorp, Inc.	643,700	33,221,357
Fidelity Southern Corp.	1,071,300	23,975,694
First Interstate Bancsystem, Inc., Class A	512,812	20,332,996
First Midwest Bancorp, Inc.	1,463,600	34,658,048
FNB Corp.	2,240,105	33,310,361
Great Western Bancorp, Inc.	797,064	33,803,484
Heartland Financial USA, Inc.	533,800	26,663,310
Old National Bancorp	1,959,500	33,997,325
Prosperity Bancshares, Inc.	474,916	33,106,395
TCF Financial Corp.	1,958,600	33,335,372
Umpqua Holdings Corp.	2,129,600	37,779,104
United Community Banks, Inc.	1,239,400	34,318,986
WesBanco, Inc.	211,891	8,075,166

		404,944,965

Beverages—0.9%
Coca-Cola Bottling Co. Consolidated	155,514	32,038,994

Building Products—1.0%
Insteel Industries, Inc. (b)	994,300	35,934,002

Capital Markets—1.3%
AllianceBernstein Holding L.P.	539,302	12,323,051
Houlihan Lokey, Inc.	604,000	20,807,800
OM Asset Management PLC	823,964	12,458,335

		45,589,186

Chemicals—4.1%
A Schulman, Inc.	1,095,262	34,445,990
Cabot Corp.	771,500	46,220,565
Innophos Holdings, Inc.	677,522	36,565,862
Rentech Nitrogen Partners L.P. (a)(c)	555,768	56
Stepan Co.	320,798	25,282,090

		142,514,563

Commercial Services & Supplies—4.1%
Deluxe Corp.	569,600	41,108,032
Ennis, Inc.	818,051	13,906,867
Knoll, Inc.	1,680,200	40,005,562
West Corp.	1,875,764	45,806,157

		140,826,618

Construction & Engineering—2.6%
Comfort Systems USA, Inc.	1,310,400	48,026,160
KBR, Inc.	2,834,100	42,596,523

		90,622,683

	Shares	Value*

Containers & Packaging—2.1%
Graphic Packaging Holding Co.	2,978,700	$38,335,869
Silgan Holdings, Inc.	600,963	35,673,164

		74,009,033

Electric Utilities—1.1%
ALLETE, Inc.	559,300	37,870,203

Electrical Equipment—2.7%
EnerSys	631,700	49,866,398
Regal Beloit Corp.	586,400	44,361,160

		94,227,558

Electronic Equipment, Instruments & Components—4.0%
Belden, Inc.	497,600	34,428,944
Methode Electronics, Inc.	1,028,222	46,886,923
SYNNEX Corp.	268,511	30,057,122
Vishay Intertechnology, Inc.	1,721,600	28,320,320

		139,693,309

Equity Real Estate Investment Trusts (REITs)—5.1%
Cousins Properties, Inc.	2,712,400	22,431,548
CyrusOne, Inc.	724,994	37,315,441
Franklin Street Properties Corp.	1,880,898	22,834,102
InfraREIT, Inc.	1,505,700	27,102,600
Monmouth Real Estate Investment Corp.	2,525,988	36,045,849
Retail Properties of America, Inc., Class A	2,213,301	31,915,800

		177,645,340

Food & Staples Retailing—1.1%
Ingles Markets, Inc., Class A	577,835	24,933,580
SpartanNash Co.	363,496	12,718,725

		37,652,305

Food Products—1.1%
Ingredion, Inc.	320,600	38,609,858

Gas Utilities—2.2%
AmeriGas Partners L.P.	754,400	35,524,696
National Fuel Gas Co.	660,800	39,396,896

		74,921,592

Health Care Equipment & Supplies—1.3%
Hill-Rom Holdings, Inc.	624,100	44,061,460

Health Care Providers & Services—1.2%
HealthSouth Corp.	944,329	40,426,725

Hotels, Restaurants & Leisure—1.1%
Cedar Fair L.P.	337,500	22,885,875
Ruth’s Hospitality Group, Inc.	813,660	16,313,883

		39,199,758

Household Durables—1.2%
MDC Holdings, Inc.	1,327,100	39,879,355

Household Products—1.3%
Energizer Holdings, Inc.	807,800	45,034,850

Insurance—6.4%
American Financial Group, Inc.	503,000	47,996,260
CNO Financial Group, Inc.	1,739,500	35,659,750
First American Financial Corp.	925,900	36,369,352
Hanover Insurance Group, Inc.	386,900	34,844,214
National General Holdings Corp.	1,402,900	33,332,904
Old Republic International Corp.	1,722,300	35,272,704

		223,475,184

Schedule of Investments

AllianzGI NFJ Small-Cap Value Fund

March 31, 2017 (unaudited) (continued)

	Shares	Value*

Internet Software & Services—0.9%
j2 Global, Inc.	378,477	$31,758,005

IT Services—5.0%
Booz Allen Hamilton Holding Corp.	1,132,300	40,072,097
Convergys Corp.	1,426,196	30,164,045
CSG Systems International, Inc.	573,900	21,699,159
CSRA, Inc.	1,508,100	44,172,249
DST Systems, Inc.	303,025	37,120,563

		173,228,113

Leisure Equipment & Products—1.1%
Brunswick Corp.	608,400	37,234,080

Life Sciences Tools & Services—1.2%
Bruker Corp.	1,802,200	42,045,326

Machinery—5.9%
Barnes Group, Inc.	900,665	46,240,141
Crane Co.	614,500	45,983,035
Global Brass & Copper Holdings, Inc.	1,083,502	37,272,469
ITT, Inc.	1,139,015	46,722,395
Wabash National Corp.	1,290,180	26,693,824

		202,911,864

Media—1.1%
Meredith Corp.	564,582	36,471,997

Metals & Mining—2.3%
Dominion Diamond Corp.	746,132	9,423,647
Steel Dynamics, Inc.	1,327,200	46,133,472
SunCoke Energy Partners L.P.	480,557	7,376,550
SunCoke Energy, Inc. (c)	1,954,600	17,513,216

		80,446,885

Mortgage Real Estate Investment Trusts (REITs)—1.0%
Blackstone Mortgage Trust, Inc., Class A	1,143,800	35,412,048

Multi-Utilities—0.8%
Black Hills Corp.	415,100	27,591,697

Oil, Gas & Consumable Fuels—6.7%
Alliance Resource Partners L.P.	1,536,300	33,260,895
Boardwalk Pipeline Partners L.P.	2,274,929	41,653,950
Cone Midstream Partners L.P.	1,188,731	28,065,939
Delek Logistics Partners L.P.	522,864	17,411,371
NuStar GP Holdings LLC	1,092,300	30,529,785
SandRidge Permian Trust	1,457,468	4,226,657
TC Pipelines L.P.	684,580	40,842,043
Valero Energy Partners L.P.	70,522	3,378,709
World Fuel Services Corp.	944,688	34,244,940

		233,614,289

Paper & Forest Products—2.3%
Neenah Paper, Inc.	337,713	25,227,161
Schweitzer-Mauduit International, Inc.	854,934	35,411,367
Western Forest Products, Inc.	11,885,453	19,394,242

		80,032,770

Professional Services—1.3%
Korn/Ferry International	1,443,782	45,464,695

	Shares	Value*

Textiles, Apparel & Luxury Goods—0.5%
Carter’s, Inc.	196,900	$17,681,620

Thrifts & Mortgage Finance—1.0%
Washington Federal, Inc.	1,033,050	34,193,955

Tobacco—0.8%
Universal Corp.	379,949	26,881,392

Total Common Stock (cost—$2,699,777,541)		3,323,096,403

	Principal Amount (000s)

Repurchase Agreements—4.8%
State Street Bank and Trust Co., dated 3/31/17, 0.09%, due 4/3/17, proceeds $167,961,260; collateralized by U.S. Treasury Inflation Indexed Bonds, 0.625%, due 1/15/26, valued at $4,202,326 including accrued interest and U.S. Treasury Notes, 1.50%—2.25%, due 11/15/25—11/15/26, valued at $167,121,846 including accrued interest (cost—$167,960,000)	$167,960	167,960,000

Total Investments (cost—$2,867,737,541)—100.6%		3,491,056,403

Liabilities in excess of other assets—(0.6)%		(22,076,959)

Net Assets—100.0%		$3,468,979,444

Notes to Schedule of Investments:

(a)	Fair-Valued—Security with a value of $56, representing less than 0.05% of net assets.
(b)	Affiliated security.
(c)	Non-income producing.

Glossary:

REIT—Real Estate Investment Trust

Schedule of Investments

AllianzGI Small-Cap Blend Fund

March 31, 2017 (unaudited)

	Shares	Value*

COMMON STOCK—97.9%

Aerospace & Defense—2.1%
AAR Corp.	4,345	$146,123
BWX Technologies, Inc.	20,785	989,366
Esterline Technologies Corp. (b)	3,925	337,746
HEICO Corp.	540	47,088
HEICO Corp., Class A	2,035	152,625

		1,672,948

Air Freight & Logistics—0.2%
Air Transport Services Group, Inc. (b)	10,146	162,843
Echo Global Logistics, Inc. (b)	913	19,493

		182,336

Airlines—0.2%
SkyWest, Inc.	4,646	159,126

Auto Components—2.9%
Cooper-Standard Holdings, Inc. (b)	3,567	395,687
Dana, Inc.	35,205	679,809
Modine Manufacturing Co. (b)	14,212	173,386
Motorcar Parts of America, Inc. (b)	1,197	36,784
Spartan Motors, Inc.	22,290	178,320
Tenneco, Inc.	3,308	206,485
Tower International, Inc.	22,578	611,864

		2,282,335

Banks—9.9%
Ameris Bancorp	3,886	179,145
CenterState Banks, Inc.	27,357	708,546
Chemical Financial Corp.	7,950	406,643
CU Bancorp (b)	798	31,641
Enterprise Financial Services Corp.	12,380	524,912
Financial Institutions, Inc.	16,470	542,686
First Financial Bancorp	4,560	125,172
First Merchants Corp.	12,850	505,262
Franklin Financial Network, Inc. (b)	1,001	38,789
Great Western Bancorp, Inc.	6,525	276,725
Hancock Holding Co.	13,710	624,490
Heartland Financial USA, Inc.	5,075	253,496
National Commerce Corp. (b)	451	16,507
Old Line Bancshares, Inc.	12,755	363,262
Pacific Premier Bancorp, Inc. (b)	5,642	217,499
Peapack Gladstone Financial Corp.	21,040	622,574
Preferred Bank	512	27,474
Seacoast Banking Corp. of Florida (b)	34,437	825,799
Sterling Bancorp	9,433	223,562
Stonegate Bank	844	39,744
Texas Capital Bancshares, Inc. (b)	10,655	889,160
United Community Banks, Inc.	6,310	174,724
Western Alliance Bancorp (b)	4,612	226,403

		7,844,215

Beverages—0.4%
Craft Brew Alliance, Inc. (b)	1,053	14,058
MGP Ingredients, Inc.	835	45,282
National Beverage Corp.	2,515	212,593
Primo Water Corp. (b)	2,663	36,163

		308,096

Biotechnology—2.2%
Abeona Therapeutics, Inc. (b)	1,227	6,135
Adamas Pharmaceuticals, Inc. (b)	490	8,575
Advaxis, Inc. (b)	1,558	12,729
Agenus, Inc. (b)	2,531	9,542
BioCryst Pharmaceuticals, Inc. (b)	1,264	10,618
BioSpecifics Technologies Corp. (b)	3,015	165,222

	Shares	Value*

Bluebird Bio, Inc. (b)	361	$32,815
Blueprint Medicines Corp. (b)	594	23,754
Cara Therapeutics, Inc. (b)	1,295	23,815
Clovis Oncology, Inc. (b)	622	39,603
Concert Pharmaceuticals, Inc. (b)	1,278	21,803
Corbus Pharmaceuticals Holdings, Inc. (b)	931	7,681
Curis, Inc. (b)	2,884	8,017
Cytokinetics, Inc. (b)	854	10,974
Dynavax Technologies Corp. (b)	1,141	6,789
Eagle Pharmaceuticals, Inc. (b)	362	30,024
Exact Sciences Corp. (b)	6,132	144,838
Exelixis, Inc. (b)	20,590	446,185
Flexion Therapeutics, Inc. (b)	4,742	127,607
Halozyme Therapeutics, Inc. (b)	3,333	43,196
Heron Therapeutics, Inc. (b)	883	13,245
Immunomedics, Inc. (b)	2,107	13,632
Inovio Pharmaceuticals, Inc. (b)	2,126	14,074
Kite Pharma, Inc. (b)	503	39,480
La Jolla Pharmaceutical Co. (b)	891	26,596
Lion Biotechnologies, Inc. (b)	2,118	15,779
MacroGenics, Inc. (b)	844	15,698
Pfenex, Inc. (b)	1,347	7,826
Progenics Pharmaceuticals, Inc. (b)	2,225	21,004
Prothena Corp. PLC (b)	777	43,349
Repligen Corp. (b)	3,923	138,090
Sage Therapeutics, Inc. (b)	789	56,074
Sarepta Therapeutics, Inc. (b)	1,453	43,009
Synergy Pharmaceuticals, Inc. (b)	5,142	23,962
Ultragenyx Pharmaceutical, Inc. (b)	643	43,583
Vanda Pharmaceuticals, Inc. (b)	1,539	21,546

		1,716,869

Building Products—1.2%
Gibraltar Industries, Inc. (b)	2,988	123,106
Patrick Industries, Inc. (b)	3,061	217,025
PGT Innovations, Inc. (b)	2,238	24,058
Universal Forest Products, Inc.	6,195	610,455

		974,644

Capital Markets—1.0%
Ellington Financial LLC	3,195	50,577
Golub Capital BDC, Inc.	7,190	142,937
Main Street Capital Corp.	2,560	97,971
New Mountain Finance Corp.	10,455	155,780
TPG Specialty Lending, Inc.	7,105	144,871
Tri Continental Corp.	10,200	235,824

		827,960

Chemicals—2.7%
American Vanguard Corp.	2,028	33,665
Chemours Co.	4,400	169,400
Ciner Resources L.P.	1,445	41,226
Flotek Industries, Inc. (b)	1,715	21,935
Innophos Holdings, Inc.	1,020	55,049
Koppers Holdings, Inc. (b)	4,380	185,493
Olin Corp.	5,430	178,484
Sensient Technologies Corp.	995	78,864
Stepan Co.	7,480	589,499
Trinseo S.A.	6,860	460,306
Westlake Chemical Partners L.P.	11,435	287,590

		2,101,511

Commercial Services & Supplies—3.8%
ABM Industries, Inc.	3,685	160,666
Brady Corp., Class A	8,525	329,491
Casella Waste Systems, Inc., Class A (b)	51,790	730,757

Schedule of Investments

AllianzGI Small-Cap Blend Fund

March 31, 2017 (unaudited) (continued)

	Shares	Value*

Hudson Technologies, Inc. (b)	4,140	$27,324
MSA Safety, Inc.	8,340	589,554
Steelcase, Inc., Class A	2,485	41,624
Tetra Tech, Inc.	13,615	556,173
Viad Corp.	12,170	550,084

		2,985,673

Communications Equipment—1.2%
EMCORE Corp.	3,118	28,062
Extreme Networks, Inc. (b)	44,570	334,721
Lumentum Holdings, Inc. (b)	2,440	130,174
Oclaro, Inc. (b)	16,449	161,529
Plantronics, Inc.	4,500	243,495
ShoreTel, Inc. (b)	3,145	19,342

		917,323

Construction & Engineering—0.9%
Argan, Inc.	744	49,216
Comfort Systems USA, Inc.	890	32,619
Granite Construction, Inc.	3,844	192,930
MasTec, Inc. (b)	10,203	408,630
NV5 Global, Inc. (b)	1,082	40,683

		724,078

Construction Materials—0.1%
U.S. Concrete, Inc. (b)	806	52,027

Consumer Finance—0.2%
Green Dot Corp., Class A (b)	5,590	186,482

Containers & Packaging—0.6%
Berry Plastics Group, Inc. (b)	2,443	118,657
Greif, Inc., Class A	6,405	352,851

		471,508

Distributors—0.1%
Pool Corp.	915	109,187

Diversified Consumer Services—0.8%
Bright Horizons Family Solutions, Inc. (b)	3,553	257,557
Capella Education Co.	480	40,812
Carriage Services, Inc.	1,478	40,084
Graham Holdings Co., Class B	255	152,885
Grand Canyon Education, Inc. (b)	1,520	108,847

		600,185

Diversified Financial Services—0.7%
Compass Diversified Holdings	35,240	584,984

Electric Utilities—1.8%
El Paso Electric Co.	1,505	76,003
Great Plains Energy, Inc.	8,325	243,256
Hawaiian Electric Industries, Inc.	5,685	189,367
IDACORP, Inc.	4,655	386,179
Otter Tail Corp.	3,480	131,892
PNM Resources, Inc.	2,785	103,045
Portland General Electric Co.	6,135	272,517

		1,402,259

Electronic Equipment, Instruments & Components—4.6%
Belden, Inc.	1,995	138,034
Coherent, Inc. (b)	1,719	353,495
ePlus, Inc. (b)	348	46,997
II-VI, Inc. (b)	11,030	397,632
Itron, Inc. (b)	11,667	708,187

	Shares	Value*

Mesa Laboratories, Inc.	254	$31,166
Novanta, Inc. (b)	8,060	213,993
Rogers Corp. (b)	1,590	136,533
Sanmina Corp. (b)	22,290	904,974
ScanSource, Inc. (b)	1,315	51,614
Tech Data Corp. (b)	5,985	561,991
TTM Technologies, Inc. (b)	7,145	115,249

		3,659,865

Energy Equipment & Services—0.4%
McDermott International, Inc. (b)	17,365	117,214
U.S. Silica Holdings, Inc.	3,604	172,956

		290,170

Equity Real Estate Investment Trusts (REITs)—2.1%
CoreCivic, Inc.	21,335	670,346
DuPont Fabros Technology, Inc.	3,960	196,376
Hudson Pacific Properties, Inc.	14,870	515,097
UMH Properties, Inc.	14,195	215,906
Winthrop Realty Trust (a)	12,960	99,144

		1,696,869

Food & Staples Retailing—0.1%
SpartanNash Co.	1,375	48,111

Food Products—1.9%
AdvancePierre Foods Holdings, Inc.	2,185	68,107
Hostess Brands, Inc. (b)	8,849	140,434
J&J Snack Foods Corp.	1,990	269,764
John B Sanfilippo & Son, Inc.	649	47,500
Lancaster Colony Corp.	2,235	287,957
Pinnacle Foods, Inc.	9,245	535,008
Sanderson Farms, Inc.	725	75,284
Snyder’s-Lance, Inc.	1,015	40,915
Tootsie Roll Industries, Inc.	1,248	46,626

		1,511,595

Gas Utilities—0.4%
Southwest Gas Holdings, Inc.	700	58,037
Spire, Inc.	1,190	80,325
Star Gas Partners L.P.	16,455	151,386

		289,748

Health Care Equipment & Supplies—6.5%
Anika Therapeutics, Inc. (b)	1,460	63,422
AtriCure, Inc. (b)	1,546	29,606
Atrion Corp.	120	56,184
AxoGen, Inc. (b)	2,763	28,873
Cantel Medical Corp.	2,130	170,613
Cardiovascular Systems, Inc. (b)	4,105	116,069
CryoLife, Inc. (b)	1,651	27,489
Cutera, Inc. (b)	365	7,556
Exactech, Inc. (b)	24,130	608,076
GenMark Diagnostics, Inc. (b)	2,625	33,653
Halyard Health, Inc. (b)	13,565	516,691
Hill-Rom Holdings, Inc.	4,660	328,996
Inogen, Inc. (b)	2,507	194,443
Insulet Corp. (b)	3,105	133,794
Integra LifeSciences Holdings Corp. (b)	4,080	171,890
LeMaitre Vascular, Inc.	6,579	162,041
Masimo Corp. (b)	12,880	1,201,189
Nevro Corp. (b)	1,212	113,564
NuVasive, Inc. (b)	545	40,701
Penumbra, Inc. (b)	2,000	166,900

Schedule of Investments

AllianzGI Small-Cap Blend Fund

March 31, 2017 (unaudited) (continued)

	Shares	Value*

Surmodics, Inc. (b)	1,027	$24,699
Tactile Systems Technology, Inc. (b)	1,083	20,523
Utah Medical Products, Inc.	1,185	73,825
Varex Imaging Corp. (b)	16,585	557,256
West Pharmaceutical Services, Inc.	4,139	337,784

		5,185,837

Health Care Providers & Services—1.8%
Aceto Corp.	1,598	25,264
BioTelemetry, Inc. (b)	9,189	266,022
Chemed Corp.	1,880	343,457
Cross Country Healthcare, Inc. (b)	2,660	38,198
HealthSouth Corp.	2,975	127,360
National HealthCare Corp.	3,015	214,969
Owens & Minor, Inc.	6,035	208,811
Premier, Inc., Class A (b)	2,340	74,482
RadNet, Inc. (b)	2,750	16,225
Teladoc, Inc. (b)	5,525	138,125

		1,452,913

Health Care Technology—0.5%
HealthStream, Inc. (b)	846	20,498
HMS Holdings Corp. (b)	2,205	44,828
Vocera Communications, Inc. (b)	11,701	290,536

		355,862

Hotels, Restaurants & Leisure—3.2%
Buffalo Wild Wings, Inc. (b)	564	86,151
Carrols Restaurant Group, Inc. (b)	3,486	49,327
Cedar Fair L.P.	5,740	389,229
Cheesecake Factory, Inc.	1,475	93,456
Choice Hotels International, Inc.	1,350	84,510
Churchill Downs, Inc.	1,858	295,143
Chuy’s Holdings, Inc. (b)	839	25,002
Cracker Barrel Old Country Store, Inc.	260	41,405
Dave & Buster’s Entertainment, Inc. (b)	4,010	244,971
Eldorado Resorts, Inc. (b)	12,827	242,751
International Speedway Corp., Class A	2,385	88,126
Jack in the Box, Inc.	2,001	203,542
Marcus Corp.	15,405	494,500
Papa John’s International, Inc.	875	70,035
Texas Roadhouse, Inc.	3,603	160,442

		2,568,590

Household Durables—1.4%
Cavco Industries, Inc. (b)	1,004	116,866
Helen of Troy Ltd. (b)	1,145	107,859
Installed Building Products, Inc. (b)	2,600	137,150
LGI Homes, Inc. (b)	1,052	35,673
M/I Homes, Inc. (b)	1,276	31,262
Taylor Morrison Home Corp., Class A (b)	28,770	613,376
William Lyon Homes, Class A (b)	3,238	66,768

		1,108,954

Household Products—1.7%
Central Garden & Pet Co. (b)	19,600	726,572
Energizer Holdings, Inc.	3,845	214,359
HRG Group, Inc. (b)	9,565	184,796
Orchids Paper Products Co.	883	21,192
WD-40 Co.	1,655	180,312

		1,327,231

	Shares	Value*

Insurance—0.6%
AMERISAFE, Inc.	2,238	$145,246
Atlas Financial Holdings, Inc. (b)	635	8,668
EMC Insurance Group, Inc.	4,420	124,025
Primerica, Inc.	1,619	133,082
Safety Insurance Group, Inc.	655	45,915

		456,936

Internet & Catalog Retail—0.5%
1-800-Flowers.com, Inc., Class A (b)	4,305	43,911
Duluth Holdings, Inc., Class B (b)	1,159	24,675
Etsy, Inc. (b)	11,658	123,924
Liberty Expedia Holdings, Inc., Class A (b)	1,585	72,086
Liberty Ventures, Ser. A (b)	1,520	67,610
Nutrisystem, Inc.	1,550	86,025

		418,231

Internet Software & Services—1.6%
Amber Road, Inc. (b)	4,087	31,552
Autobytel, Inc. (b)	1,858	23,281
Cornerstone OnDemand, Inc. (b)	2,298	89,369
Five9, Inc. (b)	11,451	188,483
GTT Communications, Inc. (b)	6,673	162,488
Instructure, Inc. (b)	1,450	33,930
j2 Global, Inc.	1,159	97,252
LogMeIn, Inc.	1,084	105,690
MINDBODY, Inc., Class A (b)	5,151	141,395
Pandora Media, Inc. (b)	7,782	91,905
TrueCar, Inc. (b)	9,735	150,600
Xactly Corp. (b)	2,540	30,226
Yelp, Inc. (b)	3,546	116,132

		1,262,303

IT Services—0.1%
CoreLogic, Inc. (b)	1,040	42,349
Hackett Group, Inc.	2,188	42,644
Planet Payment, Inc. (b)	7,225	28,755

		113,748

Leisure Equipment & Products—0.1%
MCBC Holdings, Inc.	3,195	51,663
Nautilus, Inc. (b)	2,386	43,545

		95,208

Life Sciences Tools & Services—3.6%
Albany Molecular Research, Inc. (b)	1,986	27,864
Bio-Rad Laboratories, Inc., Class A (b)	2,010	400,673
Cambrex Corp. (b)	11,250	619,312
Charles River Laboratories International, Inc. (b)	9,045	813,598
NeoGenomics, Inc. (b)	19,970	157,563
PRA Health Sciences, Inc. (b)	11,759	767,040
VWR Corp. (b)	2,490	70,218

		2,856,268

Machinery—2.7%
Douglas Dynamics, Inc.	2,904	89,007
Energy Recovery, Inc. (b)	6,151	51,176
Global Brass & Copper Holdings, Inc.	4,805	165,292
John Bean Technologies Corp.	8,740	768,683

Schedule of Investments

AllianzGI Small-Cap Blend Fund

March 31, 2017 (unaudited) (continued)

	Shares	Value*

Kadant, Inc.	679	$40,299
Kornit Digital Ltd. (b)	11,607	221,694
Lydall, Inc. (b)	10,207	547,095
NN, Inc.	1,449	36,515
Titan International, Inc.	3,450	35,673
Woodward, Inc.	2,588	175,777

		2,131,211

Media—0.9%
AMC Entertainment Holdings, Inc., Class A	2,100	66,045
AMC Networks, Inc., Class A (b)	860	50,465
Cable One, Inc.	305	190,463
Entravision Communications Corp., Class A	4,269	26,468
Liberty Broadband Corp., Class A (b)	1,135	96,577
MSG Networks, Inc., Class A (b)	2,790	65,147
News Corp., Class B	7,435	100,372
Regal Entertainment Group, Class A	3,035	68,530
Scholastic Corp.	965	41,080

		705,147

Metals & Mining—0.6%
Cliffs Natural Resources, Inc. (b)	12,701	104,275
Schnitzer Steel Industries, Inc., Class A	17,055	352,186

		456,461

Mortgage Real Estate Investment Trusts (REITs)—3.8%
Apollo Commercial Real Estate Finance, Inc. REIT	9,775	183,868
Ares Commercial Real Estate Corp.	46,030	615,881
Blackstone Mortgage Trust, Inc., Class A	10,215	316,256
Chimera Investment Corp.	16,825	339,529
MFA Financial, Inc.	38,030	307,282
MTGE Investment Corp.	3,530	59,128
New Residential Investment Corp.	61,265	1,040,280
Two Harbors Investment Corp.	19,620	188,156

		3,050,380

Multi-Utilities—0.2%
NorthWestern Corp.	1,165	68,386
Unitil Corp.	1,705	76,776

		145,162

Oil, Gas & Consumable Fuels—3.8%
Abraxas Petroleum Corp. (b)	230,495	465,600
Aegean Marine Petroleum Network, Inc.	14,625	176,231
Alon USA Partners L.P.	49,720	455,435
Antero Midstream Partners L.P.	1,435	47,585
Bill Barrett Corp. (b)	2,456	11,175
Boardwalk Pipeline Partners L.P.	40,525	742,013
Callon Petroleum Co. (b)	12,621	166,092
Cone Midstream Partners L.P.	2,650	62,567
Crestwood Equity Partners L.P.	16,125	423,281
CrossAmerica Partners L.P.	1,865	48,826
Evolution Petroleum Corp.	2,839	22,712
Oasis Petroleum, Inc. (b)	7,348	104,782
Rex American Resources Corp. (b)	1,685	152,476
Ring Energy, Inc. (b)	2,903	31,410
Sanchez Energy Corp. (b)	3,397	32,407
Transmontaigne Partners L.P.	920	41,106

		2,983,698

	Shares	Value*

Paper & Forest Products—0.8%
Louisiana-Pacific Corp. (b)	5,499	$136,485
Schweitzer-Mauduit International, Inc.	12,315	510,088

		646,573

Personal Products—0.4%
Medifast, Inc.	1,020	45,257
Nutraceutical International Corp.	5,420	168,833
USANA Health Sciences, Inc. (b)	1,180	67,968

		282,058

Pharmaceuticals—3.0%
Amphastar Pharmaceuticals, Inc. (b)	1,297	18,806
ANI Pharmaceuticals, Inc. (b)	5,813	287,802
Catalent, Inc. (b)	14,715	416,729
Corcept Therapeutics, Inc. (b)	2,198	24,090
Dermira, Inc. (b)	823	28,073
Heska Corp. (b)	3,720	390,526
Intersect ENT, Inc. (b)	1,389	23,821
Omeros Corp. (b)	1,846	27,912
Paratek Pharmaceuticals, Inc. (b)	501	9,644
Phibro Animal Health Corp., Class A	19,030	534,743
Prestige Brands Holdings, Inc. (b)	6,422	356,806
Revance Therapeutics, Inc. (b)	534	11,107
Supernus Pharmaceuticals, Inc. (b)	7,394	231,432
Teligent, Inc. (b)	4,775	37,293

		2,398,784

Professional Services—1.0%
Barrett Business Services, Inc.	8,940	488,303
CBIZ, Inc. (b)	4,735	64,159
GP Strategies Corp. (b)	1,010	25,553
Kforce, Inc.	1,319	31,326
WageWorks, Inc. (b)	2,543	183,859

		793,200

Real Estate Management & Development—0.2%
RMR Group, Inc., Class A	3,340	165,330

Road & Rail—0.4%
Celadon Group, Inc.	2,176	14,253
Landstar System, Inc.	1,540	131,901
Saia, Inc. (b)	2,134	94,536
Swift Transportation Co. (b)	4,532	93,087

		333,777

Semiconductors & Semiconductor Equipment—8.1%
Advanced Energy Industries, Inc. (b)	4,665	319,832
Amkor Technology, Inc. (b)	53,295	617,689
AXT, Inc. (b)	4,269	24,760
Brooks Automation, Inc.	37,845	847,728
Cavium, Inc. (b)	2,721	194,987
CEVA, Inc. (b)	1,279	45,405
Cirrus Logic, Inc. (b)	6,006	364,504
CyberOptics Corp. (b)	957	24,834
Entegris, Inc. (b)	28,518	667,321
FormFactor, Inc. (b)	16,505	195,584
Ichor Holdings Ltd. (b)	10,646	211,110
Impinj, Inc. (b)	4,991	151,078
Inphi Corp. (b)	1,860	90,805
Microsemi Corp. (b)	3,238	166,854
MKS Instruments, Inc.	9,255	636,281
NeoPhotonics Corp. (b)	2,763	24,895
PDF Solutions, Inc. (b)	2,143	48,475
Rudolph Technologies, Inc. (b)	8,415	188,496

Schedule of Investments

AllianzGI Small-Cap Blend Fund

March 31, 2017 (unaudited) (continued)

	Shares	Value*

Semtech Corp. (b)	19,600	$662,480
Silicon Laboratories, Inc. (b)	4,860	357,453
Ultra Clean Holdings, Inc. (b)	36,155	609,935

		6,450,506

Software—2.8%
8x8, Inc. (b)	6,100	93,025
Aspen Technology, Inc. (b)	13,650	804,258
Fair Isaac Corp.	2,435	313,993
Model N, Inc. (b)	2,293	23,962
PROS Holdings, Inc. (b)	987	23,875
RealPage, Inc. (b)	15,472	539,973
Silver Spring Networks, Inc. (b)	2,637	29,772
Take-Two Interactive Software, Inc. (b)	6,534	387,270
Telenav, Inc. (b)	3,555	30,751

		2,246,879

Specialty Retail—0.9%
Children’s Place, Inc.	1,821	218,611
MarineMax, Inc. (b)	22,770	492,970
Shoe Carnival, Inc.	773	18,993

		730,574

Technology Hardware, Storage & Peripherals—0.0%
USA Technologies, Inc. (b)	5,457	23,192

Thrifts & Mortgage Finance—2.3%
America First Multifamily Investors L.P.	19,380	108,528
BankFinancial Corp.	3,055	44,359
Charter Financial Corp.	17,220	338,718
Essent Group Ltd. (b)	7,289	263,643
First Defiance Financial Corp.	818	40,499
LendingTree, Inc. (b)	263	32,967
Meridian Bancorp, Inc.	2,534	46,372
Northfield Bancorp, Inc.	4,350	78,387
Territorial Bancorp, Inc.	5,220	162,707
Western New England Bancorp, Inc.	12,710	133,455
WSFS Financial Corp.	12,875	591,606

		1,841,241

Tobacco—0.3%
Universal Corp.	1,055	74,641
Vector Group Ltd.	6,738	140,151

		214,792

Trading Companies & Distributors—0.9%
Air Lease Corp.	5,256	203,670
Beacon Roofing Supply, Inc. (b)	3,725	183,121
Kaman Corp.	1,470	70,751
Univar, Inc. (b)	4,979	152,656
WESCO International, Inc. (b)	1,566	108,916

		719,114

Wireless Telecommunication Services—0.7%
Boingo Wireless, Inc. (b)	40,858	530,745

Total Common Stock (cost—$65,900,770)		77,651,009

	Principal Amount (000s)	Value*

Repurchase Agreements—2.1%
State Street Bank and Trust Co., dated 3/31/17, 0.09%, due 4/3/17, proceeds $1,665,012; collateralized by U.S. Treasury Notes, 2.00%, due 11/15/26, valued at $1,699,961 including accrued interest (cost—$1,665,000)	$1,665	$1,665,000

Total Investments (cost—$67,565,770)—100.0%		79,316,009

Liabilities in excess of other assets—(0.0)%		(19,182)

Net Assets—100.0%		$79,296,827

Notes to Schedule of Investments:

(a)	Fair-Valued—Security with a value of $99,144, representing 0.1% of net assets.
(b)	Non-income producing.

Schedule of Investments

AllianzGI Technology Fund

March 31, 2017 (unaudited)

	Shares	Value*

COMMON STOCK—94.8%

Automobiles—0.2%
Tesla, Inc. (d)	11,661	$3,245,256

Chemicals—0.0%
Monsanto Co.	100	11,320

Communications Equipment—1.9%
Arista Networks, Inc. (d)	25,295	3,345,770
Cisco Systems, Inc. (c)	544,078	18,389,837
Juniper Networks, Inc.	38,600	1,074,238
Motorola Solutions, Inc.	100	8,622
Nokia Oyj ADR	100	542
Palo Alto Networks, Inc. (d)	14,380	1,620,338

		24,439,347

Diversified Consumer Services—0.0%
New Oriental Education & Technology Group, Inc. ADR (d)	5,880	355,034

Diversified Telecommunication Services—0.0%
AT&T, Inc.	100	4,155
Verizon Communications, Inc.	100	4,875

		9,030

Electrical Equipment—0.0%
Nidec Corp.	100	9,551

Electronic Equipment, Instruments & Components—2.2%
CDW Corp.	198,700	11,466,977
Cognex Corp.	37,090	3,113,705
Corning, Inc.	464,432	12,539,664
Flex Ltd. (d)	100	1,680
IPG Photonics Corp. (d)	100	12,070
LG Display Co., Ltd.	1,000	27,080
Murata Manufacturing Co., Ltd.	100	14,247
Samsung Electro-Mechanics Co., Ltd.	170	10,570
Tech Data Corp. (d)	6,855	643,685

		27,829,678

Equity Real Estate Investment Trusts (REITs)—0.0%
CyrusOne, Inc.	100	5,147

Health Care Equipment & Supplies—0.0%
Hoya Corp.	100	4,831

Household Durables—1.5%
Garmin Ltd.	361,344	18,468,292

Internet & Catalog Retail—11.6%
Amazon.com, Inc. (d)	106,200	94,150,548
Ctrip.com International Ltd. ADR (d)	100	4,915
Expedia, Inc.	100	12,617
Netflix, Inc. (d)	179,675	26,557,762
Priceline Group, Inc. (d)	14,735	26,227,858
Rakuten, Inc.	1,000	10,047
TripAdvisor, Inc. (d)	100	4,316
Vipshop Holdings Ltd. ADR (d)	100	1,334

		146,969,397

Internet Software & Services—8.6%
58.com, Inc. ADR (d)	100	3,539
Akamai Technologies, Inc. (d)	100	5,970
Alibaba Group Holding Ltd. ADR (d)	12,670	1,366,206

	Shares	Value*

Alphabet, Inc., Class A (c)(d)	26,588	$22,541,306
Alphabet, Inc., Class C (d)	24,152	20,035,533
Baidu, Inc. ADR (d)	100	17,252
Cornerstone OnDemand, Inc. (d)	100	3,889
Criteo S.A. ADR (d)	100	4,999
eBay, Inc. (c)(d)	100	3,357
Facebook, Inc., Class A (d)	428,059	60,805,781
GoDaddy, Inc., Class A (d)	100	3,790
MuleSoft, Inc., Class A (d)	16,690	406,068
NAVER Corp.	100	76,466
NetEase, Inc. ADR	9,648	2,740,032
SINA Corp. (d)	100	7,212
Tencent Holdings Ltd.	44,300	1,276,261
Twitter, Inc. (d)	100	1,495
Weibo Corp. ADR (d)	10	522
Yelp, Inc. (d)	100	3,275
Zillow Group, Inc., Class A (d)	100	3,381
Zillow Group, Inc., Class C (d)	200	6,734

		109,313,068

IT Services—12.8%
Accenture PLC, Class A	100	11,988
Alliance Data Systems Corp.	100	24,900
Amadeus IT Group S.A.	100	5,067
Automatic Data Processing, Inc.	69,983	7,165,559
Booz Allen Hamilton Holding Corp.	111,000	3,928,290
Cognizant Technology Solutions Corp., Class A (d)	100	5,952
Computer Sciences Corp.	294,709	20,337,868
CSRA, Inc.	25,350	742,501
Fidelity National Information Services, Inc.	157,430	12,534,577
First Data Corp., Class A (d)	34,800	539,400
Fiserv, Inc. (d)	60,980	7,031,604
Global Payments, Inc.	178,770	14,423,164
Mastercard, Inc., Class A	175,373	19,724,201
Paychex, Inc.	61,500	3,622,350
PayPal Holdings, Inc. (d)	100	4,302
Sabre Corp.	100	2,119
Square, Inc. Class A (d)	1,899,415	32,821,891
Tata Consultancy Services Ltd.	1,000	37,315
Total System Services, Inc.	106,800	5,709,528
Vantiv, Inc., Class A (d)	204,125	13,088,495
Visa, Inc., Class A (c)	228,400	20,297,908

		162,058,979

Media—0.0%
Comcast Corp., Class A	200	7,518

Professional Services—0.0%
Nielsen Holdings PLC	100	4,131
Verisk Analytics, Inc., Class A (d)	100	8,114

		12,245

Semiconductors & Semiconductor Equipment—21.6%
Analog Devices, Inc.	73,090	5,989,725
Applied Materials, Inc.	787,500	30,633,750
Broadcom Ltd.	163,135	35,720,040
Cypress Semiconductor Corp.	1,474,115	20,283,822
Infineon Technologies AG	665,023	13,611,241
Intel Corp.	100	3,607
KLA-Tencor Corp.	83,960	7,982,077
Lam Research Corp.	224,691	28,841,337
Marvell Technology Group Ltd.	701,415	10,703,593

Schedule of Investments

AllianzGI Technology Fund

March 31, 2017 (unaudited) (continued)

	Shares	Value*

Maxim Integrated Products, Inc.	87,440	$3,931,302
MediaTek, Inc.	1,000	7,086
Microchip Technology, Inc.	332,402	24,524,620
Micron Technology, Inc. (c)(d)	1,431,105	41,358,934
NVIDIA Corp.	121,200	13,202,316
Qorvo, Inc. (d)	100	6,856
QUALCOMM, Inc.	100	5,734
SK Hynix, Inc.	1,000	45,167
Skyworks Solutions, Inc.	144,050	14,114,019
SunPower Corp. (d)	100	610
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	100	3,284
Teradyne, Inc.	426,950	13,278,145
Texas Instruments, Inc.	61,730	4,972,969
Tokyo Electron Ltd.	41,000	4,488,530

		273,708,764

Software—19.9%
Activision Blizzard, Inc.	133,138	6,638,261
Adobe Systems, Inc. (d)	245,959	32,006,645
Aspen Technology, Inc. (d)	100	5,892
Atlassian Corp. PLC, Class A (d)	10	299
CyberArk Software Ltd. (d)	100	5,087
Dell Technologies, Inc., Class V (d)	2,670	171,094
Electronic Arts, Inc. (d)	130,060	11,642,971
FireEye, Inc. (d)	100	1,261
Fortinet, Inc. (d)	114,128	4,376,809
Imperva, Inc. (d)	100	4,105
Intuit, Inc.	161,898	18,778,549
Microsoft Corp. (c)	832,906	54,855,189
Oracle Corp.	100	4,461
Paycom Software, Inc. (d)	510,384	29,352,184
Proofpoint, Inc. (d)	266,993	19,853,599
Red Hat, Inc. (d)	100	8,650
Salesforce.com, Inc. (d)	182,475	15,052,363
SAP SE ADR	100	9,817
ServiceNow, Inc. (d)	441,015	38,575,582
Sophos Group PLC (a)	146,310	497,875
Splunk, Inc. (d)	100	6,229
Symantec Corp.	100	3,068
Tableau Software, Inc., Class A (d)	104,300	5,168,065
Workday, Inc., Class A (d)	126,100	10,501,608
Zendesk, Inc. (d)	173,500	4,864,940

		252,384,603

Technology Hardware, Storage & Peripherals—14.5%
Apple, Inc. (c)	587,240	84,362,899
Catcher Technology Co., Ltd.	1,000	9,883
Diebold Nixdorf, Inc.	100	3,070
FUJIFILM Holdings Corp.	100	3,920
Hewlett Packard Enterprise Co.	386,430	9,158,391
HP, Inc.	401,390	7,176,853
Lenovo Group Ltd.	1,000	659
NEC Corp.	16,000	38,625
NetApp, Inc.	576,610	24,131,129
Samsung Electronics Co., Ltd.	21,498	39,565,234
Western Digital Corp.	232,978	19,227,674

		183,678,337

Wireless Telecommunication Services—0.0%
T-Mobile U.S., Inc. (d)	100	6,459

Total Common Stock (cost—$845,977,931)		1,202,516,856

	Shares	Value*

EXCHANGE-TRADED FUNDS—0.0%
iShares FTSE A50 China Index	1,000	$1,449
iShares MSCI Emerging Markets Index	100	3,939

Total Exchange-Traded Funds (cost—$5,747)		5,388

	Principal Amount (000s)

Repurchase Agreements—5.8%
State Street Bank and Trust Co., dated 3/31/17, 0.09%, due 4/3/17, proceeds $73,956,555; collateralized by U.S. Treasury Notes, 2.00%—2.25%, due 8/15/25—11/15/25, valued at $75,438,635 including accrued interest (cost—$73,956,000)	$73,956	73,956,000

	Contracts

OPTIONS PURCHASED (d)(e)—0.4%

Call Options—0.4%
Apple, Inc., strike price $125.00, expires 1/19/18 (cost—$1,648,385)	2,200	4,999,500

Total Investments, before options written and securities sold short (cost—$921,588,063)—101.0%		1,281,477,744

OPTIONS WRITTEN (d)(e)—(0.0)%

Put Options—(0.0)%
Apple, Inc., strike price $100.00, expires 1/19/18 (premiums received—$1,450,779)	2,200	(198,000)

	Shares

SECURITIES SOLD SHORT—(0.0)%

Common Stock—(0.0)%
Electronic Equipment, Instruments & Components—(0.0)%
Fitbit, Inc., Class A (d)	100	(592)

Software—(0.0)%
LINE Corp. ADR (d)	865	(33,268)

Total Securities Sold Short (proceeds received—$29,868)		(33,860)

Total Investments, net of options written and securities sold short (cost—$920,107,416) (b)—101.0%		1,281,245,884

Other liabilities in excess of other assets—(1.0)%		(12,708,436)

Net Assets—100.0%		$1,268,537,448

Schedule of Investments

AllianzGI Technology Fund

March 31, 2017 (unaudited) (continued)

Notes to Schedule of Investments:

(a)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Security with a value of $497,875, representing less than 0.05% of net assets.
(b)	Securities (net of securities sold short) with an aggregate value of $59,243,229, representing 4.7% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(c)	All or partial amount segregated for the benefit of the counterparty as collateral for securities sold short and option written.
(d)	Non-income producing.
(e)	Exchange traded-Chicago Board Options Exchange.
(f)	Transactions in options written for the nine months ended March 31, 2017:

	Contracts	Premiums
Options outstanding, June 30, 2016	6,000	$2,403,086
Options written	10,808	7,513,772
Options terminated in closing transactions	(8,608)	(6,062,994)
Options expired	(6,000)	(2,403,085)

Options outstanding, March 31, 2017	2,200	$1,450,779

Glossary:

ADR—American Depositary Receipt

FTSE—Financial Times Stock Exchange

MSCI—Morgan Stanley Capital International

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of official closing prices, last reported sales prices, or if no sales or closing prices are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services. Investments in mutual funds are valued at the net asset value per share (“NAV”) as reported on each business day. The Funds’ investments are valued daily using prices supplied by an independent pricing service or broker/dealer quotations, or by using the last sale or settlement price on the exchange that is the primary market for such securities, or the mean between the last bid and ask quotations. The market value for NASDAQ Global Market and NASDAQ Capital Market securities may also be calculated using the NASDAQ Official Closing Price instead of the last reported sales price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily until settlement at the forward settlement date.

The Board of Trustees (the “Board”) has adopted procedures for valuing portfolio securities and other financial instruments in circumstances where market quotations are not readily available (including in cases where available market quotations are deemed to be unreliable), and has delegated primary responsibility for applying the valuation methods to the Allianz Global Investors U.S. LLC (the “Investment Adviser”). The Trust’s Valuation Committee was established by the Board to oversee the implementation of the Funds’ valuation methods and to make fair value determinations on behalf of the Board, as necessary. The Investment Adviser monitors the continued appropriateness of methods applied and identifies circumstances and events that may require fair valuation. The Investment Adviser determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Investment Adviser determines that a valuation method may no longer be appropriate, another valuation method previously approved by the Trust’s Valuation Committee may be selected or the Trust’s Valuation Committee will be convened to consider the matter and take any appropriate action in accordance with procedures adopted by the Board. The Board shall review and ratify the appropriateness of the valuation methods and these methods may be amended or supplemented from time to time by the Trust’s Valuation Committee.

Synthetic convertible securities are valued based on quotations obtained from unaffiliated brokers who are the principal market-makers in such securities. Such valuations are derived by the brokers from proprietary models which are generally based on readily available market information including valuations of the common stock underlying the synthetic security.

Short-term debt instruments maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing premiums or discounts based on their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of each share class of a Fund may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed.

The prices used by the Funds to value investments may differ from the value that would be realized if the investments were sold, and these differences could be material. The NAV of each share class of a Fund is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern Time) on the NYSE on each day the NYSE is open for business.

The prices of certain portfolio securities or financial instruments may be determined at a time prior to the close of regular trading on the NYSE. When fair-valuing the securities, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time the NAV of each share class of a Fund is calculated. With respect to certain foreign securities, the Funds may fair-value securities using modeling tools provided by third-party vendors. The Funds have retained a statistical research service to assist in determining the fair value of foreign securities. This service utilizes statistics and programs based on historical performance of markets and other economic data to assist in making fair value estimates. Fair value estimates used by the Funds for foreign securities may differ from the value realized from the sale of those securities and the difference could be material to the financial statements. Fair value pricing may require subjective determinations about the value of a security or other assets, and fair values used to determine the NAV of each share class of a Fund may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Fund.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1—quoted prices in active markets for identical investments that the Funds have the ability to access

•

Level 2—valuations based on other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market corroborated inputs

•

Level 3—valuations based on significant unobservable inputs (including the Investment Adviser’s or Valuation Committee’s own assumptions and securities whose price was determined by using a single broker’s quote)

The valuation techniques used by the Funds to measure fair value during the nine months ended March 31, 2017 were intended to maximize the use of observable inputs and to minimize the use of unobservable inputs.

The Funds’ policy is to recognize transfers between levels at the end of the reporting period. An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to the fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used. Investments categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Funds generally use to evaluate how to classify each major category of assets and liabilities within Level 2 and Level 3, in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Equity Securities (Common and Preferred Stock and Warrants)—Equity securities traded in inactive markets and certain foreign equity securities are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Corporate Bonds & Notes—Corporate bonds & notes are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of corporate bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Convertible Bonds—Convertible bonds are valued by independent pricing services based on various inputs and techniques, which include broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of convertible bonds are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Option Contracts—Option contracts traded over-the-counter (“OTC”) and FLexible EXchange (“FLEX”) options are valued by independent pricing services based on pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable, the values of OTC and FLEX option contracts are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Forward Foreign Currency Contracts—Forward foreign currency contracts are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, actual trading information and foreign currency exchange rates gathered from leading market makers and foreign currency exchange trading centers throughout the world. To the extent that these inputs are observable, the values of forward foreign currency contracts are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

A summary of the inputs used at March 31, 2017 in valuing each Fund’s assets and liabilities is listed below (refer to the Schedules of Investments and Notes to Schedules of Investments for more detailed information on Investments in Securities and Other Financial Instruments):

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 3/31/17

AllianzGI Emerging Markets Opportunities:
Investments in Securities—Assets
Common Stock:
Brazil	$8,121,814	—	—	$8,121,814
China	8,106,780	$54,913,015	—	63,019,795
Russian Federation	11,665,831	356,757	—	12,022,588
South Africa	1,607,665	5,123,985	—	6,731,650
Thailand	—	784,425	$7,202,062	7,986,487
United States	9,605,923	—	—	9,605,923
All Other	—	131,223,663	—	131,223,663
Preferred Stock:
Brazil	4,735,321	—	—	4,735,321
Russian Federation	—	—	4,094,889	4,094,889
Repurchase Agreements	—	5,423,000	—	5,423,000

Totals	$43,843,334	$197,824,845	$11,296,951	$252,965,130

AllianzGI Focused Growth:
Investments in Securities—Assets
Common Stock	$904,232,516	—	—	$904,232,516
Repurchase Agreements	—	$721,000	—	721,000

Totals	$904,232,516	$721,000	—	$904,953,516

AllianzGI Global Natural Resources:
Investments in Securities—Assets
Common Stock:
Australia	—	$1,132,761	—	$1,132,761
Denmark	—	470,716	—	470,716
France	—	1,806,040	—	1,806,040
Germany	—	511,900	—	511,900
Spain	—	397,164	—	397,164
Switzerland	$1,408,669	496,723	—	1,905,392
United Kingdom	—	3,605,144	—	3,605,144
All Other	24,569,234	—	—	24,569,234

	25,977,903	8,420,448	—	34,398,351

Investments in Securities—Liabilities
Options Written:
Market Price	(92,099)	—	—	(92,099)

Totals	$25,885,804	$8,420,448	—	$34,306,252

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 3/31/17

AllianzGI Global Small-Cap:
Investments in Securities—Assets
Common Stock:
Australia	—	$4,405,768	—	$4,405,768
Austria	—	2,135,361	—	2,135,361
China	$225,478	2,334,275	—	2,559,753
Denmark	1,347,884	1,009,766	—	2,357,650
Finland	—	2,326,961	—	2,326,961
France	1,280,364	4,085,559	—	5,365,923
Germany	—	6,958,865	—	6,958,865
Hong Kong	—	811,278	—	811,278
Indonesia	—	810,305	—	810,305
Italy	—	1,416,708	—	1,416,708
Japan	—	28,208,550	—	28,208,550
Korea (Republic of)	—	404,132	—	404,132
Netherlands	1,603,981	3,036,722	—	4,640,703
Philippines	—	472,350	—	472,350
Spain	—	1,439,171	—	1,439,171
Sweden	—	7,444,980	—	7,444,980
Switzerland	—	4,880,033	—	4,880,033
Taiwan	—	1,211,314	—	1,211,314
United Kingdom	836,513	8,923,532	—	9,760,045
All Other	122,937,667	—	—	122,937,667
Preferred Stock	—	1,710,784	—	1,710,784
Repurchase Agreements	—	5,837,000	—	5,837,000

	128,231,887	89,863,414	—	218,095,301

Other Financial Instruments*—Liabilities
Foreign Exchange Contracts	—	(764)	—	(764)

Totals	$128,231,887	$89,862,650	—	$218,094,537

AllianzGI Health Sciences:
Investments in Securities—Assets
Common Stock:
Biotechnology	$56,792,787	$6,071,154	—	$62,863,941
Pharmaceuticals	38,912,804	5,125,495	—	44,038,299
All Other	53,596,602	—	—	53,596,602
Repurchase Agreements	—	2,604,000	—	2,604,000

Totals	$149,302,193	$13,800,649	—	$163,102,842

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 3/31/17

AllianzGI Income & Growth:
Investments in Securities—Assets
Common Stock:
Advertising	—	—	$1,265,635	$1,265,635
Apparel & Textiles	—	—	50,005	50,005
Media	$50,763,053	—	2,190,490	52,953,543
Oil, Gas & Consumable Fuels	28,737,465	—	197,677	28,935,142
Semiconductors	—	—	10,552	10,552
All Other	981,195,735	—	—	981,195,735
Corporate Bonds & Notes	—	$969,687,317	—	969,687,317
Convertible Bonds:
Hotels, Restaurants & Leisure	—	—	969,000	969,000
All Other	—	732,062,278	—	732,062,278
Convertible Preferred Stock:
Computers	—	14,321,820	—	14,321,820
Food & Beverage	—	10,372,919	—	10,372,919
Investment Companies	—	11,539,302	—	11,539,302
Pharmaceuticals	23,870,320	7,515,330	—	31,385,650
All Other	149,322,802	—	—	149,322,802
Preferred Stock	—	—	18,607,989	18,607,989
Equity-Linked Securities	—	—	193,675	193,675
Warrants	—	—	162,585	162,585
Repurchase Agreements	—	97,729,000	—	97,729,000

	1,233,889,375	1,843,227,966	23,647,608	3,100,764,949

Investments in Securities—Liabilities
Options Written:
Market Price	(399,590)	—	—	(399,590)

Totals	$1,233,489,785	$1,843,227,966	$23,647,608	$3,100,365,359

AllianzGI Mid-Cap:
Investments in Securities—Assets
Common Stock	$288,017,368	—	—	$288,017,368
Repurchase Agreements	—	$934,000	—	934,000

Totals	$288,017,368	$934,000	—	$288,951,368

AllianzGI NFJ Dividend Value:
Investments in Securities—Assets
Common Stock	$3,328,923,200	—	—	$3,328,923,200
Repurchase Agreements	—	$30,708,000	—	30,708,000

Totals	$3,328,923,200	$30,708,000	—	$3,359,631,200

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 3/31/17

AllianzGI NFJ International Value:
Investments in Securities—Assets
Common Stock:
Australia	$8,873,711	$15,746,290	—	$24,620,001
Brazil	20,136,332	—	—	20,136,332
Canada	38,555,457	—	—	38,555,457
Colombia	5,426,307	—	—	5,426,307
Ireland	9,373,821	5,480,173	—	14,853,994
Israel	5,243,506	10,084,960	—	15,328,466
Korea (Republic of)	18,714,556	—	—	18,714,556
Netherlands	5,144,685	14,840,391	—	19,985,076
Russian Federation	14,198,856	—	—	14,198,856
South Africa	9,979,036	9,197,737	—	19,176,773
Taiwan	14,820,692	—	—	14,820,692
Turkey	1,447,349	—	—	1,447,349
United Kingdom	21,384,156	43,580,083	—	64,964,239
All Other	—	223,259,312	—	223,259,312

Totals	$173,298,464	$322,188,946	—	$495,487,410

AllianzGI NFJ Large-Cap Value:
Investments in Securities—Assets
Common Stock	$361,390,667	—	—	$361,390,667
Repurchase Agreements	—	$3,457,000	—	3,457,000

Totals	$361,390,667	$3,457,000	—	$364,847,667

AllianzGI NFJ Mid-Cap Value:
Investments in Securities—Assets
Common Stock	$639,728,506	—	—	$639,728,506
Repurchase Agreements	—	$12,050,000	—	12,050,000

Totals	$639,728,506	$12,050,000	—	$651,778,506

AllianzGI NFJ Small-Cap Value:
Investments in Securities—Assets
Common Stock:
Chemicals	$142,514,507	—	$56	$142,514,563
All Other	3,180,581,840	—	—	3,180,581,840
Repurchase Agreements	—	$167,960,000	—	167,960,000

Totals	$3,323,096,347	$167,960,000	$56	$3,491,056,403

AllianzGI Small-Cap Blend:
Investments in Securities—Assets
Common Stock:
Equity Real Estate Investment Trusts (REITs)	$1,597,725	—	$99,144	$1,696,869
All Other	75,954,140	—	—	75,954,140
Repurchase Agreements	—	$1,665,000	—	1,665,000

Totals	$77,551,865	$1,665,000	$99,144	$79,316,009

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 3/31/17

AllianzGI Technology:
Investments in Securities—Assets
Common Stock:
Electrical Equipment	—	$9,551	—	$9,551
Electronic Equipment, Instruments & Components	$27,777,781	51,897	—	27,829,678
Health Care Equipment & Supplies	—	4,831	—	4,831
Internet & Catalog Retail	146,959,350	10,047	—	146,969,397
Internet Software & Services	107,960,341	1,352,727	—	109,313,068
IT Services	162,016,597	42,382	—	162,058,979
Semiconductors & Semiconductor Equipment	255,556,740	18,152,024	—	273,708,764
Technology Hardware, Storage & Peripherals	144,060,016	39,618,321	—	183,678,337
All Other	298,944,251	—	—	298,944,251
Exchange-Traded Funds	3,939	1,449	—	5,388
Repurchase Agreements	—	73,956,000	—	73,956,000
Options Purchased:
Market Price	4,999,500	—	—	4,999,500

	1,148,278,515	133,199,229	—	1,281,477,744

Investments in Securities—Liabilities
Options Written:
Market Price	(198,000)	—	—	(198,000)
Securities Sold Short, at value	(33,860)	—	—	(33,860)

	(231,860)	—	—	(231,860)

Totals	$1,148,046,655	$133,199,229	—	$1,281,245,884

At March 31, 2017, the following Funds had transfers between Levels 1 and 2:

	Transfers
	Level 1 to Level 2(a)	Level 2 to Level 1(b)
AllianzGI Global Small-Cap	$1,457,384	$2,628,248
AllianzGI Income & Growth	7,515,330	—
AllianzGI NFJ International Value	—	9,373,821
AllianzGI Technology	—	497,875

(a)	This transfer was a result of securities trading outside the U.S. whose values were not adjusted by the application of a modeling tool at June 30, 2016, which was applied on March 31, 2017.
(b)	This transfer was a result of securities trading outside the U.S. whose values were adjusted by the application of a modeling tool at June 30, 2016, which was not applied on March 31, 2017.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the nine months ended March 31, 2017, was as follows:

	Beginning Balance 6/30/16	Purchases	Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3	Ending Balance 3/31/17
AllianzGI Emerging Markets Opportunities:
Investments in Securities—Assets
Common Stock:
Thailand	$—	$7,735,189	$(1,443,897)	—	$95,846	$814,924	—	—	$7,202,062
Preferred Stock	5,185,296	818,848	(1,372,429)	—	(700,869)	164,043	—	—	4,094,889

Totals	$5,185,296	$8,554,037	$(2,816,326)	—	$(605,023)	$978,967	—	—	$11,296,951

	Beginning Balance 6/30/16	Purchases		Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3**	Ending Balance 3/31/17
AllianzGI Income & Growth:
Investments in Securities—Assets
Common Stock:
Advertising	$1,607,308	—		—	—	—	$(341,673)	—	—	$1,265,635
Apparel & Textiles	58,619	—		—	—	—	(8,614)	—	—	50,005
Media	—	$3,308,628	††	—	—	—	(1,118,138)	—	—	2,190,490
Oil, Gas & Consumable Fuels	—	10,846,551		—	—	—	(10,648,874)	—	—	197,677
Semiconductors	10,552	—		—	—	—	—	—	—	10,552
Corporate Bonds & Notes:
Apparel & Textiles	50,500	—		$(44,154)	—	$44,154	(50,500)	—	—	—
Diversified Financial Services	3,009,300	—		—	$146,282	—	3,060,055	—	$(6,215,637)	—
Convertible Bonds:
Hotels, Restaurants & Leisure	927,500	—		—	—	—	41,500	—	—	969,000
Preferred Stock	80	18,629,464	††	—	—	—	(21,555)	—	—	18,607,989
Senior Loans	13,550,266	5,079,198	#	(18,629,464)††	—	—	—	—	—	—
Equity-Linked Securities:
Coal	—	—	†	—	—	—	107,790	—	—	107,790
Oil, Gas & Consumable Fuels	—	602,017		(2)	—	(29)	(516,101)	—	—	85,885
Warrants:
Commercial Services	216,181	—		—	—	—	(53,600)	—	—	162,581
Media	—	—	††	—	—	—	4	—	—	4

Totals	$19,430,306	$38,465,858		$(18,673,620)	$146,282	$44,125	$(9,549,706)	—	$(6,215,637)	$23,647,608

	Beginning Balance 6/30/16	Purchases		Sales		Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3	Ending Balance 3/31/17

AllianzGI NFJ Small-Cap Value:
Investments in Securities—Assets
Common Stock:
Chemicals	—	—	†	—		—	—	$56	—	—	$56

AllianzGI Small-Cap Blend:
Investments in Securities—Assets
Common Stock:
Equity Real Estate Investment Trusts (REITs)	—	$127,450	†	$(19,440	)##	—	—	$(8,866)	—	—	$99,144

The following tables present additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at March 31, 2017:

	Ending Balance at 3/31/17	Valuation Technique Used	Unobservable Inputs	Input Values
AllianzGI Emerging Markets Opportunities:
Investments in Securities—Assets
Preferred Stock	$4,094,889	Value of Foreign Security Traded on Foreign Exchange	Price of Non-Resident Shares on Foreign Exchange	THB	386.99
Common Stock	$7,202,062	Value of Foreign Security Traded on Foreign Exchange	Price of Non-Resident Shares on Foreign Exchange		$0.57

AllianzGI Income & Growth:
Investments in Securities—Assets
Common Stock:
Advertising	$1,265,635	Model Price	Proprietary Data Used in Model		$15.78
Apparel & Textiles	$50,005	Model Price	Proprietary Data Used in Model		$21.48
Media	$2,190,490	Model Price	Proprietary Data Used in Model		$0.0001-$2.15
Oil, Gas & Consumable Fuels	$197,677	Last Traded Price	Trading Volume		$1.13
Semiconductors	$10,552	Fundamental Analytical Data Relating to the Investment	Price of Stock		$22.79
Convertible Bonds:
Hotels, Restaurants & Leisure	$969,000	Third-Party Pricing Vendor	Single Broker Quote		$96.90
Preferred Stock:
Media	$18,607,909	Model Price	Proprietary Data Used in Model		$97.70-$100.00
Media	$80	Liquidation Value	Price of Stock		$0.01	***
Equity-Linked Securities	$193,675	Fundamental Analytical Data Relating to the Investment	Price of Equity-Linked Security		$5.985-$26.9341
Warrants:
Commercial Services	$162,581	Fundamental Analytical Data Relating to the Investment	Price of Warrant		$0.189481
Media	$4	Model Price	Proprietary Data Used in Model		$0.0001

AllianzGI NFJ Small-Cap Value:
Investments in Securities—Assets
Common Stock	$56	Liquidation Value	Price of Stock		$0.0001

AllianzGI Small Cap Blend:
Investments in Securities—Assets
Common Stock	$99,144	Model Price	Proprietary Data Used in Model		$7.65

*	Other financial instruments are derivatives, such as forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) of the instrument.
**	Transferred out of Level 3 into Level 2 because an evaluated mean price was available at March 31, 2017.
***	Preferred stock trades are in lots of 1,000.
†	Issued via corporate action.
††	Removed or issued via reorganization.
#	Primarily attributable to PIK payments and funding of unfunded loan commitment.
##	Reduced due to Return of Capital payment

THB—Thai Baht

The net change in unrealized appreciation/depreciation of Level 3 investments which the following Funds held at March 31, 2017 was:

AllianzGI Emerging Markets Opportunities	$599,403
AllianzGI Income & Growth	(12,559,261)
AllianzGI NFJ Small-Cap Value	56
AllianzGI Small-Cap Blend	(8,866)

At March 31, 2017, the aggregate cost basis and the net unrealized appreciation (depreciation) of investments (before options written and securities sold short) for federal income tax purposes were:

	Federal Tax Cost Basis(1)	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
AllianzGI Emerging Markets Opportunities	$212,974,327	$41,403,350	$1,412,547	$39,990,803
AllianzGI Focused Growth	646,875,244	266,372,983	8,294,711	258,078,272
AllianzGI Global Natural Resources	33,387,263	1,771,107	760,019	1,011,088
AllianzGI Global Small-Cap	183,057,278	38,737,002	3,698,979	35,038,023
AllianzGI Health Sciences	145,664,540	20,195,172	2,756,870	17,438,302
AllianzGI Income & Growth	3,444,368,123	29,448,456	373,051,630	(343,603,174)
AllianzGI Mid-Cap	242,599,431	49,186,357	2,834,420	46,351,937
AllianzGI NFJ Dividend Value	2,894,283,325	508,276,312	42,928,437	465,347,875
AllianzGI NFJ International Value	481,114,440	27,490,259	13,117,289	14,372,970
AllianzGI NFJ Large-Cap Value	299,913,974	66,548,030	1,614,337	64,933,693
AllianzGI NFJ Mid-Cap Value	512,511,415	145,310,192	6,043,101	139,267,091
AllianzGI NFJ Small-Cap Value	2,870,834,649	693,924,447	73,702,693	620,221,754
AllianzGI Small-Cap Blend	67,674,840	12,668,837	1,027,668	11,641,169
AllianzGI Technology	927,803,030	354,028,570	353,856	353,674,714

(1)	Differences, if any, between book and tax cost basis were attributable to wash sale loss deferrals and the differing treatment of bond premium amortization.

Item 2.	Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

(a) Exhibit 99.302 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Allianz Funds

By:	/s/ Thomas J. Fuccillo
Thomas J. Fuccillo,
President & Chief Executive Officer

Date: May 23, 2017

By:	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna,
Treasurer, Principal Financial & Accounting Officer

Date: May 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas J. Fuccillo
Thomas J. Fuccillo,
President & Chief Executive Officer

Date: May 23, 2017

By:	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna,
Treasurer, Principal Financial & Accounting Officer

Date: May 23, 2017